Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	AVG
Entity Registrant Name	AVG TECHNOLOGIES N.V.
Entity Central Index Key	0001528903
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	54,019,154

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 51,890	$ 60,740
Restricted cash	514
Trade accounts receivable, net	32,664	25,363
Inventories	702	883
Deferred income taxes	24,361	18,394
Prepaid expenses	5,080	3,975
Prepaid share issuance cost		6,820
Other current assets	6,684	6,363
Total current assets	121,895	122,538
Property and equipment, net	14,594	12,436
Deferred income taxes	53,805	59,750
Intangible assets, net	41,207	35,035
Goodwill	81,276	71,367
Investment in equity affiliate		511
Investments	9,750	9,750
Other assets	939	248
Total assets	323,466	311,635
Current liabilities:
Accounts payable	8,757	11,035
Accrued compensation and benefits	21,575	15,941
Accrued expenses and other current liabilities	28,787	30,878
Current portion of long-term debt	12,226	41,125
Income taxes payable	3,343	4,161
Deferred tax liabilities	1,091
Deferred revenue	148,308	120,269
Total current liabilities	224,087	223,409
Long-term debt, less current portion	85,005	184,315
Deferred revenue, less current portion	32,848	30,839
Other non-current liabilities	4,096	3,397
Total liabilities	346,036	441,960
Commitments and contingencies (Note 19)
Class D preferred shares (par value: €0.01; 12,000,000 and nil shares issued and outstanding at December 31, 2011 and 2012, respectively; aggregate preference in liquidation of $194,065 and nil at December 31, 2011 and 2012, respectively)		191,954
Shareholders' deficit:
Ordinary shares (par value: €0.01; nil Ordinary shares, 16,200,000 Class A shares, 9,316,224 Class B1 shares, 3,283,776 Class B2 shares, nil Class C shares and 7,200,000 Class E shares issued and outstanding at December 31, 2011 and 54,385,951 Ordinary shares issued and 54,019,154 Ordinary shares outstanding at December 31, 2012)	722	476
Treasury shares	(3,826)
Additional paid-in capital (Distributions in excess of capital)	(130,432)	(388,225)
Accumulated other comprehensive income/(loss)	(4,090)	(6,324)
Retained earnings	115,056	71,794
Total shareholders' deficit	(22,570)	(322,279)
Total liabilities, preferred shares and shareholders' deficit	$ 323,466	$ 311,635

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Ordinary Share, Class A	Dec. 31, 2011 Ordinary Share, Class B Series I	Dec. 31, 2011 Ordinary Share, Class B Series II	Dec. 31, 2011 Ordinary Share, Class E
Class D preferred shares, par value	€ 0.01		€ 0.01
Class D preferred shares, Shares Issued		12,000,000	12,000,000
Class D preferred shares, shares outstanding		12,000,000	12,000,000
Class D preferred shares,aggregate preference in liquidation		$ 194,065
Ordinary shares, par value	€ 0.01	$ 476	€ 0.01
Ordinary shares, issued	54,385,951	36,000,000	36,000,000	16,200,000	9,316,224	3,283,776	7,200,000
Ordinary shares, outstanding	54,019,154	36,000,000	36,000,000	16,200,000	9,316,224	3,283,776	7,200,000

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Subscription	$ 196,858	$ 175,654	$ 166,904
Platform-derived	159,108	96,738	50,314
Total revenue	355,966	272,392	217,218
Cost of revenue:
Subscription	27,064	23,374	26,686
Platform-derived	27,320	7,849	2,293
Total cost of revenue	54,384	31,223	28,979
Gross profit	301,582	241,169	188,239
Operating expenses:
Research and development	55,485	35,008	23,364
Sales and marketing	92,198	76,933	58,562
General and administrative	73,491	60,710	40,683
Total operating expenses	221,174	172,651	122,609
Operating income	80,408	68,518	65,630
Other income (expense):
Interest income	132	69	52
Interest and finance costs	(21,167)	(16,581)	(23)
Other, net	(1,904)	(592)	1,693
Other income (expense), net	(22,939)	(17,104)	1,722
Income before income taxes and loss from investment in equity affiliate	57,469	51,414	67,352
Income tax (provision) benefit	(11,141)	49,260	(9,394)
Loss from investment in equity affiliate	(511)	(242)	(46)
Net income	45,817	100,432	57,912
Other comprehensive income (loss), net of tax:
Foreign currency translation gain (loss), net of tax	2,234	(4,752)	(1,734)
Other comprehensive income (loss)	2,234	(4,752)	(1,734)
Comprehensive income	48,051	95,680	56,178
Earnings per share:
Net income	45,817	100,432	57,912
Preferred share dividends	(753)	(7,208)	(7,210)
Distributed and undistributed earnings to participating securities		(27,513)	(12,676)
Net income available to ordinary shareholders - basic	45,064	65,711	38,026
Net income available to ordinary shareholders - diluted	$ 45,817	$ 65,711	$ 38,026
Earnings per ordinary share - basic	$ 0.86	$ 1.83	$ 1.06
Earnings per ordinary share - diluted	$ 0.84	$ 1.69	$ 0.99
Weighted-average shares outstanding - basic	52,395,427	36,000,000	36,000,000
Weighted-average shares outstanding - diluted	54,308,518	38,974,953	38,585,664
Cash dividends declared per ordinary share		$ 4.53	$ 0.83
Cash dividends declared per preferred share	$ 0.21	$ 5.13	$ 1.43

Consolidated Statements Of Shareholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Class D Preferred Shares	Ordinary Share, Class A	Ordinary Share, Class B	Ordinary Share, Class B Series I	Ordinary Share, Class B Series II	Ordinary Share, Class E	Additional Paid- in Capital (Distributions in Excess of Capital)	Accumulated Other Comprehensive Income (loss)	Retained Earnings	Ordinary Shares	Treasury Shares
Beginning Balances at Dec. 31, 2009	$ (207,685)	$ 191,954	$ 212	$ 169			$ 95	$ (208,323)	$ 162
Beginning Balances (in shares) at Dec. 31, 2009		12,000,000	16,200,000	12,600,000			7,200,000
Net income	57,912									57,912
Other comprehensive income (loss) , net of tax:
Foreign currency translation gain (loss) (net of tax benefit of $280 for the year ended December 31, 2012)	(1,734)								(1,734)
Other comprehensive income (loss)	(1,734)								(1,734)
Cash dividends declared and paid on ordinary shares and share options	(30,000)									(30,000)
Cash dividends declared and paid on preferred shares	(17,210)									(17,210)
Share-based compensation, net of repurchases and liability awards	6,003							6,003
Ending Balances at Dec. 31, 2010	(192,714)	191,954	212	169			95	(202,320)	(1,572)	10,702
Ending Balances (in shares) at Dec. 31, 2010		12,000,000	16,200,000	12,600,000			7,200,000
Net income	100,432									100,432
Other comprehensive income (loss) , net of tax:
Foreign currency translation gain (loss) (net of tax benefit of $280 for the year ended December 31, 2012)	(4,752)								(4,752)
Other comprehensive income (loss)	(4,752)								(4,752)
Re-designation of Class B shares as Class B1 and B2 (in shares)				(12,600,000)	9,316,224	3,283,776
Re-designation of Class B shares as Class B1 and B2				(169)	125	44
Cash dividends declared and paid on ordinary shares and share options	(168,323)							(139,068)		(29,255)
Cash dividends declared and paid on preferred shares	(61,570)							(51,485)		(10,085)
Share-based compensation, net of repurchases and liability awards	4,648							4,648
Ending Balances at Dec. 31, 2011	(322,279)	191,954	212		125	44	95	(388,225)	(6,324)	71,794
Ending Balances (in shares) at Dec. 31, 2011		12,000,000	16,200,000		9,316,224	3,283,776	7,200,000
Net income	45,817									45,817
Other comprehensive income (loss) , net of tax:
Foreign currency translation gain (loss) (net of tax benefit of $280 for the year ended December 31, 2012)	2,234								2,234
Other comprehensive income (loss)	2,234								2,234
Conversion of preferred shares and Class A, B1, B2 and E shares to ordinary shares (in shares)		(12,000,000)	(16,200,000)		(9,316,224)	(3,283,776)	(7,200,000)				48,000,000
Conversion of preferred shares and Class A, B1, B2 and E shares to ordinary shares	191,954	(191,954)	(212)		(125)	(44)	(95)	191,791			639
Share proceeds (in shares)											4,000,000
Share proceeds	64,000							63,948			52
Share issuance costs (net of income tax benefit of $1,703)	(11,302)							(11,302)
Repurchase of own shares (in shares)												(370,925)
Repurchase of own shares	(3,869)											(3,869)
Exercise of share options (including excess tax benefit of $480) (in shares)											2,385,951	4,128
Exercise of share options (including excess tax benefit of $480)	859							785			31	43
Cash dividends declared and paid on preferred shares	(2,555)									(2,555)
Share-based compensation, net of repurchases and liability awards	12,571							12,571
Ending Balances at Dec. 31, 2012	$ (22,570)							$ (130,432)	$ (4,090)	$ 115,056	$ 722	$ (3,826)
Ending Balances (in shares) at Dec. 31, 2012											54,385,951	(366,797)

Consolidated Statements Of Shareholders' Deficit (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Foreign currency translation gain (loss,) tax benefit	$ 280
Share issuance costs, tax benefit	1,703
Exercise of share options, income tax benefit	$ 480

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 45,817	$ 100,432	$ 57,912
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairments	18,869	11,849	7,596
Share-based compensation	16,183	6,396	6,773
Deferred income taxes	2,166	(56,217)	(2,902)
Change in the fair value of contingent consideration liabilities	(130)	425	1,555
Amortization of financing costs and loan discount	5,928	2,108
Loss from investment in equity affiliate	511	242	46
Loss (gain) on sale of property and equipment	(41)	289	16
Net change in assets and liabilities, excluding effects of acquisitions:
Trade accounts receivable, net	(6,178)	1,219	(5,893)
Inventories	197	(293)	(29)
Accounts payable and accrued liabilities	9,426	3,445	9,083
Accrued compensation and benefits	1,712	2,677	4,271
Deferred revenue	27,675	15,006	7,543
Income taxes payable	(974)	1,372	1,524
Other assets	(951)	(4,470)	(505)
Other liabilities	(904)	(1,569)	921
Net cash provided by operating activities	119,306	82,911	87,911
INVESTING ACTIVITIES:
Purchase of property and equipment and intangible assets	(17,914)	(11,373)	(11,686)
Proceeds from sale of property and equipment	83	46	131
Cash payments for acquisitions, net of cash acquired	(11,897)	(48,467)	(2,985)
Purchase of investment in equity affiliate			(800)
Purchase of investment in debt securities		(9,750)
Decrease (increase) in restricted cash	(514)
Net cash used in investing activities	(30,242)	(69,544)	(15,340)
FINANCING ACTIVITIES:
Payment of contingent consideration	(11,786)	(4,222)	(6,252)
Payment of deferred purchase consideration	(3,500)
Proceeds from long-term debt, net of discount		230,285
Debt issuance costs		(7,004)
Proceeds from issuance of ordinary shares	64,000
Share issuance costs	(8,302)	(4,703)
Proceeds from exercise of share options	379
Excess tax benefit	480
Repayment of principal on long-term borrowings	(134,137)	(1,125)
Decrease (increase) in restricted cash		1,333	(135)
Dividends paid	(2,555)	(229,893)	(47,210)
Repurchase of own shares	(3,869)
Repurchases of share options from employees	(1,035)		(770)
Net cash used in financing activities	(100,325)	(15,329)	(54,367)
Effect of exchange rate fluctuations on cash and cash equivalents	2,411	(444)	(2,769)
Change in cash and cash equivalents	(8,850)	(2,406)	15,435
Beginning cash and cash equivalents	60,740	63,146	47,711
Ending cash and cash equivalents	51,890	60,740	63,146
Supplemental cash flow disclosures:
Income taxes paid	(8,755)	(6,746)	(11,225)
Interest paid	(15,650)	(13,479)	23
Supplemental non-cash disclosures:
Issuance of ordinary shares on conversion of Class D preferred shares	$ 191,954

Organization and Basis of Presentation and Business	12 Months Ended
Dec. 31, 2012
Organization and Basis of Presentation and Business

Note 1. Organization and Basis of Presentation and Business

Organization and basis of presentation

AVG Technologies N.V. is a limited liability company (Naamloze Vennootschap) incorporated under Dutch law by deed of incorporation dated March 3, 2011, under the name AVG Holding Coöperatief U.A. (“AVG Coop”). AVG Technologies N.V. began trading on February 2, 2012 on the New York Stock Exchange under the ticker symbol “AVG”.

On March 3, 2011, the shareholders of the predecessor AVG Technologies N.V. (“predecessor AVG”) transferred all of their shares in predecessor AVG to AVG Coop. As a result of this transaction, AVG Coop became the sole shareholder of the predecessor AVG. In exchange for the shares in the predecessor AVG transferred to AVG Coop, the members received an interest in AVG Coop equal to the capital contributed. On November 25, 2011, AVG Coop entered into a legal merger with predecessor AVG, the entity ceasing to exist, and AVG Coop was converted into a public company with limited liability and changed its name to AVG Technologies N.V. Upon this conversion, the membership rights held by the members of AVG Coop were converted into the same class and number of shares that were previously transferred by the shareholders of predecessor AVG to AVG Coop.

Predecessor AVG, the entity ceasing to exist, was a limited liability company incorporated in the Netherlands on August 16, 2005 under the name Grisoft International B.V.

The accompanying consolidated financial statements include the financial statements of AVG Technologies N.V. and its wholly owned subsidiaries (collectively, the “Company,” or “AVG”).

Business

The Company is primarily engaged in the development and sale of online service solutions and internet security software branded under the “AVG” name.

As of December 31, 2012, AVG Technologies N.V. was the parent company of the following direct and indirect subsidiaries:

Name of subsidiary	Place of incorporation
AVG Technologies USA Inc.	Delaware, United States
AVG Technologies CZ, s.r.o.	Czech Republic
AVG Technologies UK Ltd	United Kingdom
AVG Exploit Prevention Labs, Inc.	Delaware, United States
AVG Technologies GER, GmbH.	Germany
AVG Technologies FRA SAS (renamed from SQUARE, SAS)	France
AVG Technologies HK, Limited	Hong Kong, China
AVG (Beijing) Internet Security Technologies Company Limited	China
AVG Mobile Technologies Ltd	Israel
AVG Netherlands B.V.	Netherlands
AVG Ecommerce CY Ltd	Cyprus
AVG Technologies Israel Ltd (renamed from iMedix Web Technologies Ltd)	Israel
AVG Technologies Holdings B.V.	Netherlands
TuneUp Software GmbH	Germany
TuneUp Corporation Inc.	Florida, United States
AVG Distribution Switzerland AG	Switzerland
OpenInstall, Inc.	California, United States
AVG Technologies AU Pty Ltd. (incorporated August 1, 2012)	Australia
GAVT CZ a.s. (acquired November 8, 2012)	Czech Republic

On November 15, 2012, TuneUp Software GmbH merged with its 100% subsidiary TuneUp Distribution GmbH, as a result of which TuneUp Distribution GmbH ceased to exist. The other 100% subsidiary of TuneUp Software GmbH, TuneUp Corporation in Florida, United States, is in the process of liquidation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Principles of consolidation

The accompanying consolidated financial statements of AVG Technologies N.V. and its wholly-owned subsidiaries are prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Subsidiaries are defined as being those companies over which AVG Technologies N.V. has control through a majority of voting rights to exercise control or to obtain the majority of the benefits and be exposed to majority of the risk. Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases. All intercompany accounts and transactions have been eliminated in consolidation.

Investment in equity affiliate

Investments in the common shares of companies, in which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor’s share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever it is determined that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income by the Company and such amount reflects adjustments similar to those made in preparing consolidated financial statements including adjustments to eliminate intercompany gains and losses, and to amortize, if appropriate, any differences between the Company’s cost and underlying equity in net assets of the investee as of the date of acquisition.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are based upon historical factors, current circumstances and the experience and judgment of management. Management evaluates its assumptions and estimates on an ongoing basis. Actual results could differ from those estimates.

Concentrations of credit risk

A significant portion of the Company’s revenue and net income is derived from international sales and resellers and distributors. Fluctuations of the U.S. dollar against other currencies, changes in local regulatory or economic conditions, piracy, or non-performance by resellers or distributors could adversely affect operating results.

The majority of platform-derived revenue from the Company’s dynamic secure search was generated through agreements with search engine companies. The Company’s revenue generated by Google accounted for 44% of the Company’s total revenue in 2012 (28% in 2011). Changes in local regulatory or economic conditions, piracy, or non-performance of Google could adversely affect operating results.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The credit risk in trade accounts receivable is substantially mitigated by the Company’s credit evaluation process, reasonably short collection terms, and the geographical dispersion of sales transactions. The Company does not obtain rights to collateral to reduce its credit risk.

Foreign currency

The reporting currency of the Company is the U.S. dollar. The functional currency of AVG Technologies N.V. is the U.S. dollar as it is the currency of the primary economic environment in which its operations are conducted. The functional currency of the Company’s subsidiaries is generally the local currency of such entity. Transactions in currencies other than the functional currency of the Company are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the operation’s functional currency are remeasured at rates of exchange prevailing at the balance sheet date to the operation’s functional currency. Foreign currency transaction gains and losses are included in other income (expense), net, in the consolidated statements of comprehensive income.

Upon consolidation, the results of operations of subsidiaries, whose functional currency is other than the reporting currency of the Company, the U.S. dollar, are translated at the average exchange rate for the period. Assets and liabilities, excluding equity account balances which are translated at historical rates, are translated at period end exchange rates.

The translation adjustments resulting from this process are included as a component of accumulated other comprehensive income (loss). In the event of liquidation of a foreign subsidiary, the accumulated translation adjustment attributable to that foreign subsidiary is reclassified from accumulated other comprehensive income (loss) and included in other income (expense), net.

Revenue recognition

The Company’s revenue, which is presented net of sales taxes and any other similar assessments, is derived from the following sources: (i) subscription revenue, which principally consists of revenue from term-based and perpetual software license agreements, bundled with maintenance and support and (ii) platform-derived revenues.

The Company applies software revenue recognition guidance to all transactions except those where no software is involved. The Company markets and distributes its software products both as stand-alone products and as integrated product suites. The Company recognizes its software revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) fees are fixed or determinable and (iv) collectability is probable. If the Company determines that any one of the four criteria is not met, the Company defers recognition of revenue until all the criteria are met.

Persuasive evidence is a binding purchase order or license agreement. Delivery generally occurs upon delivery of a license key. If a significant portion of a fee is due after the Company’s normal payment terms of typically up to 90 days, the Company recognizes revenue as the fees become due. If the Company determines that collection of a fee is not reasonably assured, the Company defers the fees and recognizes revenue upon cash receipt, provided all other revenue recognition criteria are met.

Subscription revenues

The Company sells term-based software licenses through direct sales to customers and indirect sales with partners, distributors and resellers. The term-based license agreements include free maintenance and support services (including the right to receive unspecified upgrades/enhancements of the Company’s products on a when-and-if-available basis), for which vendor-specific objective evidence (“VSOE”) of the fair value of undelivered elements does not exist. These arrangements are offered to customers over a specified period of time, and the Company recognizes all revenue from the arrangement ratably over the license term, which coincides with the maintenance and support service period.

The Company also sells perpetual software licenses primarily through indirect sales with partners, distributors and resellers and, to a lesser extent, through direct sales to customers. The perpetual license agreements include free maintenance and support services (which include the right to bug fixes, but exclude the right to receive unspecified upgrades/enhancements of the Company’s product on a when-and-if-available basis), for which VSOE of the fair value of undelivered elements does not exist. The Company recognizes all revenue from arrangements ratably over the expected term for providing maintenance and support services.

The Company initiates revenue recognition from the indirect sales channel upon sell-through by the distributor or reseller. For licensing of the Company’s software to partners, revenue is recognized when the partner reports the sale of the software products to an end-user, generally on a monthly basis. These arrangements are generally offered to distributors, resellers and partners over a specified period of time, and the Company recognizes the related revenue ratably over the license term, which coincides with the maintenance and support period.

Deferred revenue consists principally of the unamortized balance of arrangements which include term-based and perpetual software license agreements, bundled with maintenance and support.

The Company reduces revenue for estimates of sales incentives and sales returns. On occasion, the Company offers additional channel rebates and end-user rebates for specified products for a limited period. The Company estimates reserves for channel rebates based on distributors’ and resellers’ actual performance against the terms and conditions of the rebate programs. The reserves for end-user rebates are estimated based on the terms and conditions of the promotional program, actual sales during the promotion, the number of actual redemptions received, historical redemption trends by product and by type of promotional program, and the value of the rebate. Additionally, end users may return the Company’s products, subject to varying limitations, through distributors and resellers or to the Company directly for a refund within a reasonably short period from the date of purchase. The Company estimates and records reserves for sales returns based on historical experience.

Platform-derived revenues

Platform-derived revenues are principally generated from third party Internet search engines rather than through direct contracts with advertisers. The third parties are obligated to pay the Company a portion of the revenue they earn from advertisers as compensation for the Company’s display of advertisements to end users on its Internet properties. Amounts earned from such third parties are reflected as revenue in the period in which such advertising services are provided.

To a lesser extent, Platform-derived revenues consist of fees earned through collaborative arrangements with third parties, whereby the Company incorporates content or functionality of the third party into the Company’s product offerings. Fees earned in a period are generally based on the number of active clients with the installed third party content or functionality multiplied by the applicable client fee.

Each contract is evaluated to determine whether the Company is the primary obligor in the arrangement. When the Company concludes that it is not the primary obligor, revenues are recognized on a net basis.

Cost of revenue

The cost of revenue related to subscription revenues primarily consists of customer support, costs of electronic downloads, amortization of purchased technology and costs of packaging.

The cost of revenue related to platform-derived revenues primarily consists of fees paid to third parties that distribute the Company’s search solutions.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents exclude restricted cash.

Trade accounts receivable

Trade accounts receivable are amounts due from customers for products and licenses sold in the ordinary course of business. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible trade receivables. Additions to the allowance for doubtful accounts are recorded as general and administrative expenses. The Company reviews its trade receivables to identify specific customers with known disputes or collectability issues. In addition, the Company maintains an allowance for all other receivables not included in the specific reserve by applying specific rates of projected uncollectible receivables to the various aging categories. In determining these percentages, the Company analyzes its historical collection experience, customer credit-worthiness, current economic trends and changes in customer payment terms.

Derivative instruments and hedging activities

The Company periodically enters into foreign currency option contracts to reduce the risks associated with changes in foreign currency exchange rates. The Company recognizes all derivatives on the balance sheet at fair value. The foreign currency contracts do not meet the requirements for hedge accounting.

Inventories

Inventories primarily consist of finished goods and are stated at the lower of cost or market. Cost is determined using the first-in, first-out method. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolescence or impaired balances.

Property and equipment

Property, equipment and leasehold improvements are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful lives to their residual value of the related assets, generally as follows:

•	computer equipment - two to four years;

•	office furniture and equipment - two to five years;

•	vehicles - four to five years; and

•	leasehold improvements - the shorter of the lease term or the estimated useful life of the asset.

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Leased assets

The Company has various operating leases for its buildings and equipment. Leases that do not transfer substantially all of the benefits and risks of ownership to the lessee or meet any of the other criteria for capitalization are classified as operating leases. For these leases, lease payments are recognized as expense on a straight-line basis over the lease term. The Company does not have any leases classified as a capital lease.

Dividends

Dividends are declared in accordance with the relevant laws and regulations applicable to AVG Technologies N.V. and are recognized when they become legally payable.

Business combinations

The Company uses the acquisition method of accounting under the authoritative guidance on business combinations.

The acquired company’s operating results are included in the Company’s consolidated financial statements starting on the date of acquisition. The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred, including liabilities related to contingent consideration. Changes in fair value of contingent consideration subsequent to the acquisition date are recognized in the consolidated statements of comprehensive income in the period in which they occur.

Tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition are recorded at the acquisition date fair value. Goodwill is recognized for the excess of purchase price over the net fair value of assets acquired and liabilities assumed. When the fair value of net assets acquired exceeds the fair value of consideration transferred plus any non-controlling interest in the acquiree, the excess is recognized as a gain.

Amounts allocated to assets and liabilities are based upon fair values. The determination of such fair values requires management to make significant estimates and assumptions, especially with respect to the identifiable intangible assets. Those estimates are based upon assumptions believed to be reasonable and that of a market participant and are based on historical experience and information obtained from the management of the acquired companies. The separately identifiable intangible assets primarily consist of developed technology and customer relationships. The Company estimates the fair value of deferred revenue related to product support assumed in connection with acquisitions. The estimated fair value of deferred revenue is determined by estimating the costs related to fulfilling the obligations plus a normal profit margin. The estimated costs to fulfill the support contracts are based on the historical direct costs related to providing the support.

When pre-acquisition contingencies are identified, the Company estimates the fair value of such contingencies, which are included under the acquisition method as part of the assets acquired or liabilities assumed, as appropriate. Differences from these estimates are recorded in the consolidated statements of comprehensive income in the period in which they are identified.

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of tangible and identifiable intangible assets acquired less liabilities assumed. The Company performs an annual impairment test in the fourth quarter of each financial year or more frequently if impairment indicators are present. The Company operates in one operating segment and this segment comprises its only reporting unit.

For 2010, the Company performed the two-step annual impairment test and no impairment losses were identified. In quarter four of 2011, the Company adopted the guidance in ASU No. 2011-08, “Intangibles, Goodwill and Other (Topic 350), Testing Goodwill for Impairment” for its annual goodwill impairment test. In performing the 2011 and 2012 goodwill impairment tests, the Company assessed relevant qualitative factors to determine whether it is more likely than not that the fair value of its one reporting unit is less than its carrying amount. The qualitative factors AVG considered included, but were not limited to, general economic conditions, outlook for the software industry, the Company’s recent and forecasted financial performance and the fair value of the Company’s shares. After considering such factors, the Company concluded it is not more likely than not that the fair value of its reporting unit is less than its carrying amount and thus did not perform the two-step impairment test.

Intangible assets

In connection with its acquisitions, the Company generally recognizes assets for customer relationships and developed technology, which consists of acquired product rights, technologies and databases. Finite-lived intangible assets are carried at cost less accumulated amortization. Such amortization is provided on a straight-line basis over the estimated useful lives of the respective assets, generally from two to five years. Amortization for developed technology is recognized in Cost of revenue. Amortization for customer relationships is recognized in sales and marketing.

In connection with software development costs, the Company recognizes assets for software programs to be used solely to meet the Company’s internal needs. The recognized assets concern the costs incurred during the application development stage for these software programs. Amortization is computed on a straight-line basis over the estimated useful lives generally between three to five years.

The Company assesses the impairment of identifiable intangible assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Recoverability of certain finite-lived intangible assets, particularly customer relationships, is measured by the comparison of the carrying amount of the asset group to which the assets are assigned to the sum of the undiscounted estimated future cash flows the asset group is expected to generate. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value. Recoverability of developed technology is measured by the comparison of the carrying amount of the asset to the sum of undiscounted estimated future product revenues offset by estimated future costs to dispose of the product. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value.

Investments

Debt securities are classified as held-to-maturity and carried at amortized cost as management has the positive intent and ability to hold them until maturity. Dividend and interest income from these securities shall be included in earnings. Management evaluates debt securities for other-than-temporary impairment (“OTTI”) in each reporting period and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: i) OTTI related to credit loss, which is recognized in earnings and ii) OTTI related to other factors, which is recognized in other comprehensive income (loss).

Income taxes

The income tax expense for the period comprises current and deferred tax. Income tax is recognized in the consolidated statements of comprehensive income, except to the extent it relates to items recognized in other comprehensive income or directly in equity. The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards in each jurisdiction in which the Company operates. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. Unless otherwise disclosed, goodwill is not deductible for tax purposes. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Tax returns are subject to examination by various taxing authorities. Although the Company believes that adequate accruals have been made in each period for unsettled issues, additional benefits or expenses could occur in future years from resolution of outstanding matters. The Company records additional expenses each period relating to the expected interest and penalties it would be required to pay a tax authority if the Company does not prevail. Management continues to assess the Company’s potential tax liability and revises its estimates. The Company applies the authoritative guidance on income taxes that prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Share-based compensation

Compensation costs related to employee share option grants are based on the fair value of the options on the date of grant, net of estimated forfeitures. Compensation costs on share based awards with graded vesting are recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award.

Liabilities with respect to cash-settled, share-based compensation are recognized as a liability and re-measured at each balance sheet date through the consolidated statement of comprehensive income.

Advertising costs

Advertising costs are charged to operations as incurred, when service is received or goods are delivered, and include electronic and print advertising, trade shows, collateral production and all forms of direct marketing.

Research and development

Research and development costs include salaries and benefits of researchers and engineers, supplies and other expenses incurred in research and development efforts. Costs incurred in the research phase of new software products are expensed as incurred. The Company expenses software development costs, including costs to develop software products to be marketed to external users, before technological feasibility of such products is reached. The Company has determined that technological feasibility was reached shortly before the release of those products and as a result, the development costs incurred after the establishment of technological feasibility and before the release of those products were not material, and accordingly, were expensed as incurred.

Employee benefit plan

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation.

Termination benefits and other termination costs

Contractual termination benefits are payable when employment is terminated due to an event specified in the provisions of a social/labor plan or statutory law. A liability is recognized when it is probable that employees will be entitled to the benefits and the amount can be estimated. One time termination benefits are payable when the Company offers, for a short period of time, additional benefits to employees electing voluntary termination, including early retirement. A liability is recognized when the Company is committed to make payments and the number of affected employees and the benefits received are known to both parties. Other involuntary termination benefits are payable when employment is terminated due to an event not specified in the provisions of a social/labor plan or statutory law. A liability is recognized when the Company is demonstrably committed to terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal and can reasonably estimate such amount. Benefits falling due more than 12 months after the balance sheet date are discounted to present value.

Contract termination costs for a contract terminated before the end of its term are recognized when the Company terminates the contract in accordance with the contract terms. A liability for costs that will continue to be incurred under a contract for its remaining term without economic benefit to the entity is recognized at the cease-use date. Other costs associated with an exit or disposal activity are recognized when incurred, even if the costs are incremental to other operating costs.

Loss contingencies

The Company provides for contingent liabilities when (i) it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is required for loss contingencies that do not meet both these conditions if there is a reasonable possibility that a loss may have been incurred.

Financing costs

Financing costs include an original issue discount, financing arrangement fees and legal fees associated with the Company’s long-term debt. These costs are amortized over the life of the related debt using the effective interest method and are included in interest and finance costs. Amounts paid to lenders or required to be paid to third parties on the lender’s behalf are classified as a contra to debt.

Segment reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the chief executive officer (“CEO”). The CEO reviews financial information presented on a consolidated basis for evaluating financial performance and allocating resources. There are no segment managers who are held accountable for operations below the consolidated financial statement level. Accordingly, the Company reports as a single reporting segment.

Earnings per share

In accordance with Accounting Standards Codification (“ASC”) 260 “Earnings Per Share”, basic earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period. Diluted earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of share options (using the treasury method), upon subscription of AVG shares by TuneUp former owners and upon the conversion of the Company’s Class D preferred shares.

The Company applied the two-class method when computing its earnings per share, which required that net income per share for each class of share (ordinary shares and preferred shares) be calculated assuming 100% of the Company’s net income is distributed as dividends to each class of share based on their contractual rights. Until the conversion date at the closing date of the IPO, the Class D Preferred shareholders had the right to participate with ordinary shareholders in dividends and unallocated income.

Share issuance costs

Direct costs incurred in obtaining capital by issuing shares, as well as costs incurred through contractual obligations for other offerings are deducted from the related proceeds and the net amount recorded as additional paid-in capital in the period when such shares are issued.

Treasury shares

Treasury shares refer to the Company’s own outstanding shares that were reacquired by the Company. Treasury shares that were repurchased for purposes other than retirement, or whose ultimate disposition has not yet been decided, are recognized at cost and deducted from shareholders’ deficit. When the treasury shares are reissued, proceeds in excess of cost are credited to Additional paid-in capital. Any deficiency is charged to Retained earnings. Any ordinary shares that the Company holds in its own capital may not be voted and no dividends are allocated to the treasury shares.

Adopted accounting pronouncements

Fair Value Measurement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new guidance related to Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”), changes some fair value measurement principles and requires additional disclosure. The Accounting Standards Update (“ASU”) was effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this amendment in 2012 did not have a material effect on the presentation of our consolidated financial statements.

Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, related to ASC Topic 220, Comprehensive Income: Presentation of Comprehensive Income and in December 2011 the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which was effective from interim and annual periods beginning on or after December 15, 2011. These standards eliminate the previous option to report other comprehensive income and its components in the statement of shareholders’ deficit. The amendments in this update were early adopted by the Company in 2011 and did not have a material impact on the consolidated financial statements.

Testing indefinite-lived intangible assets for impairment

In July 2012, the FASB issued ASU 2012-02 related to ASC Topic 350, Intangibles – Goodwill and Other. The accounting standard update adds an optional qualitative assessment for determining whether an indefinite-lived intangible asset is impaired, similar to the goodwill guidance issued in ASU 2011-08. Companies have the option to first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50%) that an indefinite-lived intangible asset is impaired. If a company determines that it is more likely than not that the fair value of such an asset exceeds its carrying amount, it would not need to calculate the fair value of the asset in that year. However, if a company concludes otherwise, it must perform the annual quantitative impairment test. The guidance was early adopted by the Company in 2012 and did not have a material impact on the consolidated financial statements given the immaterial carrying amount of indefinite-lived intangible assets.

Recent accounting pronouncements not adopted as of December 31, 2012

Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. The differences in the offsetting requirements account for a difference in the amounts presented in statements of financial position (balance sheets) prepared in accordance with U.S. GAAP and IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this amendment does not have a material impact on the presentation of our consolidated financial statements.

Technical corrections and improvements

In October 2012, the FASB issued ASU No. 2014-04, Technical Corrections and Improvements. This ASU makes certain technical corrections (i.e., relatively minor corrections and clarifications) and “conforming fair value amendments” to the FASB Accounting Standards Codification (the “Codification”). The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not anticipate material impacts on our consolidated financial statements upon adoption.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

Note 3. Acquisitions

2012 acquisitions

Purchase of OpenInstall, Inc.

On January 13, 2012, AVG Technologies USA, Inc. acquired 100% of the outstanding shares of OpenInstall, Inc. (“OpenInstall”), a technology company based in the United States that provides a cloud-based software installation platform that allows for more efficient distribution of software products, provides related analytics and is complementary to AVG’s secure search, performance optimization and other software offerings. The results of operations from the acquired business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for OpenInstall was not material to the Company’s financial results and was therefore not included. The Company recorded acquisition-related transaction costs of $468, which were included in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$41
Intangible assets(2)	3,265
Deferred tax liabilities	(1,216)
Goodwill(3)	3,559

Total purchase consideration	$5,649

(1)	Net assets included property and equipment of $19, and net working capital of $22. The cash acquired in the transaction totaled $102.
(2)	Intangible assets included developed technology of $3,200 and domain names of $65, which are amortized over their estimated useful lives of 5 and 8 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of OpenInstall technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,049
Deferred purchase consideration(4)	1,600

$5,649

(4)	The purchase consideration was deferred for a period up to 12 months after the acquisition date and was paid during the financial year 2012.

At the time of acquisition the Company also entered into employment agreements with certain employee shareholders of OpenInstall, which include an incentive compensation arrangement for up to a maximum of $22.5 million of payments contingent upon achieving certain profit targets over three years and a retention compensation of $2.5 million in cash over two years. Such payments are accounted for as compensation expense in the periods earned. During the financial year 2012, the Company recorded a total compensation expense of $2,870, which was included in research and development expenses.

Purchase of Crossloop, Inc.

On July 6, 2012, the Company acquired the assets of Crossloop, Inc. (“Crossloop”), a Delaware corporation engaged in the business of offering software applications for desktop sharing and connecting computer users with service providers. The results of operations from the acquired Crossloop business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for Crossloop was not material to the Company’s financial results and was therefore not included. The Company recorded acquisition-related transaction costs of $147, which were included in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Net assets	$—
Intangible assets(1)	600
Goodwill	—

Total purchase consideration	$600

(1)	Intangible assets included developed technology of $600, which is amortized over its estimated useful life of 5 years.

Components of consideration:
Cash consideration paid	$500
Cash consideration expected to be paid in earn-out payment (2)	100

$600

(2)	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions.

Purchase of Avalanche

On October 1, 2012, AVG Technologies AU Pty Ltd and AVG Ecommerce CY Ltd entered into an asset purchase agreement to acquire certain assets and liabilities and the on-going distribution activities of AVG products in the Australian and Pacific region from AVG (AU/NZ) PTY LTD, Avalanche Technology Group Pty Ltd and Coreen Investments Pty Ltd (collectively, “Avalanche”). The results of operations from the acquired Avalanche business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for Avalanche was not material to the Company’s financial results and was therefore not included. The Company incurred acquisition-related transaction costs of $313, which were recorded in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$672
Intangible assets(2)	3,974
Goodwill(3)	5,647

Total purchase consideration	$10,293

(1)	Net assets included property and equipment of $162, deferred tax assets of $644 and net working capital and other liabilities of $(134).
(2)	Intangible assets included customer list of $3,797, software of $21 and other intangible assets of $156, which are amortized over their estimated useful lives of 5, 3 and 2 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Avalanche distribution network.

Components of consideration:
Cash consideration paid	$7,450
Cash consideration expected to be paid in earn-out payment(4)	2,843

$10,293

(4)

If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value of the performance earn-out is $2,843.

2011 acquisitions

Purchase of DroidSecurity Ltd.

On January 4, 2011, the Company acquired 100% of the outstanding shares of DroidSecurity Ltd. (“Droid”), an Israeli producer of anti-virus software for Android devices. The results of operations of Droid were included in the consolidated statements of comprehensive income since the date of acquisition. Supplemental pro forma information for Droid was not material to the Company’s financial results and was therefore not included. For financial year 2011, the Company recorded acquisition-related transaction costs of $202, which were included in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill, were determined as follows:

Net liabilities(1)	$(297)
Intangible assets(2)	1,104
Goodwill(3)	4,782

Total purchase consideration	$5,589

(1)	Net liabilities included deferred tax liability of $276 and net working capital and other liabilities of $21. The cash acquired in the transaction totaled $525.
(2)	Intangible assets included developed technology of $1,104, which is amortized over its estimated useful life of 4 years.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Droid software with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,400
Cash consideration expected to be paid in earn out payments(3)	1,189

$5,589

(3)

Earn out payments are capped at $5,300 and are primarily based on the number of users of Droid software in the period from acquisition to December 31, 2013. A portion of earn out payments with a fair value of $1,189 was classified as contingent consideration, with the remaining portion classified as compensation expense. During financial years 2011 and 2012, the Company paid in earn out payments classified as contingent consideration $738 and $546, respectively. In addition the Company recorded compensation expense of $1,142 and $2,461, respectively. The increase in 2012 compared to 2011 is a consequence of reassessed expected number of users, which resulted in the recognition of an additional compensation expense of $2,080 in 2012.

Purchase of iMedix Web Technologies Ltd.

On May 18, 2011, the Company acquired 100% of the outstanding shares of iMedix Web Technologies Ltd. (“iMedix”), a software developer based in Israel. The results of operations of iMedix were included in the consolidated statements of comprehensive income since the date of acquisition. Supplemental pro forma information for iMedix was not material to the Company’s financial results and was therefore not included. For financial year 2011, the Company recorded acquisition-related transaction costs of $309, which were included in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill, were determined as follows:

Net liabilities(1)	$(1,262)
Intangible assets(2)	3,634
Goodwill(3)	3,300

Total purchase consideration	$5,672

(1)	Net liabilities included a deferred tax liability of $808 and net working capital and other liabilities of $454. The cash acquired in the transaction amounted to $600.
(2)

Intangible assets included developed technology of $2,824, customer relationships of $539 and trade-names, which were classified as indefinite-lived intangibles, of $271. Developed technology and customer relationships are amortized over their estimated useful lives of 5 years and 3 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of iMedix software with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$3,761
Deferred purchase consideration(4)	1,911

$5,672

(4)

The purchase consideration was deferred for the period of 12 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders. During financial year 2012, the Company paid $1,900 of deferred purchase consideration.

At the time of acquisition the Company also entered into employment agreements with certain employees of iMedix, which included an incentive and retention compensation arrangement. These employees are entitled to a special bonus based on certain percentage of revenues achieved over three years. Such payments are accounted for as compensation expense in the periods earned. During the financial years 2011 and 2012, the Company recorded compensation expenses of $1,697 and $2,697, respectively, which were included in research and development expenses.

Purchase of TuneUp Software GmbH

On August 19, 2011, AVG Technologies GER GmbH acquired 100% of the voting interest in TuneUp Software GmbH (“TuneUp”), a Germany-based provider of intelligent software tools that enable users to optimize use of their operating systems and programs. The results of operations of TuneUp were included in the consolidated statements of comprehensive income since the date of acquisition. For financial year 2011, the Company incurred acquisition-related transaction costs of $1,817, which were recorded in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising at acquisition, were determined as follows:

	Historic cost	Fair value adjustments	Fair value
Assets acquired:
Cash and cash equivalents(1)	$2,567	$—	$2,567
Trade accounts receivable, net	829	—	829
Inventories	74	—	74
Prepaid expenses and other current assets	826	644	1,470
Property and equipment, net	815	—	815
Intangible assets(2)	28	17,062	17,090
Goodwill(3)	—	29,195	29,195

Total assets acquired	5,139	46,901	52,040
Liabilities assumed:
Accounts payable	658	—	658
Accrued and other liabilities	1,854	—	1,854
Deferred revenues	14,941	(13,784)	1,157
Deferred taxes	—	3,351	3,351

Total liabilities assumed	17,453	(10,433)	7,020

Net assets acquired	$(12,314)	$57,334	$45,020

Components of consideration:
Cash consideration paid(1)			$34,430
Cash consideration expected to be paid in earn out payments(4)			10,590

			$45,020

(1)

Included in cash consideration paid is €5 million ($7.1 million) paid by AVG Technologies CY (a wholly owned subsidiary of AVG Technologies N.V.) in exchange for the internally developed intellectual property of TuneUp, which was received by TuneUp on August 17, 2011, prior to the closing of the acquisition. This has been adjusted from the cash and cash equivalents at acquisition of TuneUp along with a dividend payment of €3.5 million ($5.0 million) paid to the founders of TuneUp which was paid using the funds received from AVG Technologies CY immediately prior to acquisition.

(2)

Intangible assets included developed technology of $6,252, customer relationships of $1,378, brand and domain names of $9,432 and other intangibles of $28. Developed technology, customer relationships, brand and domain names and other intangibles are amortized over their estimated useful lives of 4 years, 5 years, 8 years and 4 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of TuneUp software with the Company’s existing solutions.
(4)

Contingent cash consideration up to €10.0 million ($14.4 million), which, on the date of acquisition, was estimated to have a fair value by the Company at €7.4 million ($10.6 million), was contingent based on the EBITDA value achieved and revenues generated from sales of TuneUp during financial year 2011. A payment of €7.5 million ($9.2 million) was made during the financial year 2012.

As part of the acquisition and apart from the contingent cash consideration above, the former owners of TuneUp were due to receive shares of AVG with a total value of €11.5 million or $16.5 million subject to their continued employment with the Company and other vesting conditions. The Company has been recognizing these share-based compensation expenses over a four-year vesting period. On December 20, 2012, the Company entered into a modification of this agreement as set out in Note 22.

Pro forma effect of TuneUp acquisition

The following unaudited pro forma financial information presents the Company’s combined results with TuneUp as if the acquisition had occurred at the beginning of 2010.

	Year Ended December 31,
	2010	2011
Pro forma net revenue	$228,460	$281,506
Pro forma net income	$43,868	$98,277

The amounts of net revenue and net loss of TuneUp included in the Company’s consolidated statement of comprehensive income from the acquisition date to December 31, 2011 are $1,234 and $5,027, respectively.

The above unaudited pro forma financial information includes adjustments for amortization of identifiable intangible assets that were acquired of $1.5 million and $1.8 million and adjustments for incremental share-based compensation expense resulting from issuance of AVG shares to the sellers of TuneUp of $8.7 million and $1.2 million, for financial years 2010 and 2011, respectively, and adjustments to eliminate acquisition related costs incurred of $2.7 million in the historic statements of comprehensive income for financial year 2011. The related tax effect of the adjustments was included in the preparation of the above unaudited pro forma financial information. No effect has been given to cost reductions or synergies in this presentation. In management’s opinion, the unaudited pro forma combined net revenue and net income are not indicative of the actual results that would have occurred had the acquisition been consummated at the beginning of 2010, nor are they indicative of future results of the combined companies.

Purchase of AVG Distribution Switzerland AG

On October 31, 2011, AVG Technologies Holdings B.V. purchased 100% of the shares of AVG Distribution Switzerland AG (“AVG DACH”), a Switzerland-based distributor of AVG products in Germany, Austria and Switzerland for €3.9 million ($5.4 million) and settled its pre-existing agency and distribution agreements with AVG DACH for €2.6 million ($3.7 million), in cash. The results of operations of AVG DACH were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for AVG DACH was not material to the Company’s financial results and was therefore not included. For financial year 2011, the Company incurred acquisition-related transaction costs of $70, which were recorded in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net liabilities(1)	$(598)
Intangible assets(2)	4,741
Goodwill(3)	1,295

Total purchase consideration	$5,438

(1)	Net liabilities included deferred tax liability of $474 and net working capital and other liabilities of $124. The cash acquired in the transaction totaled $669.
(2)

Intangible assets included developed technology of $625, customer relationships of $4,099 and brand and domain names of $17, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of AVG DACH distribution network.

Components of consideration:
Cash consideration paid	$5,438

$5,438

Purchase of Bsecure

On October 26, 2011, AVG Technologies CY Limited and AVG Exploit Prevention Labs, Inc. entered jointly into an asset purchase agreement to acquire certain assets and liabilities from Bsecure Solutions, Inc., Bsecure Technologies, Inc., Bsecure Online, Inc., Bsecure Development, Inc. and Joseph Gregory (“Bsecure”), a U.S.-based provider of application service offerings featuring internet filtering and/or cloud-based management of information technology solutions. The results of operations from the acquired Bsecure business were included in the consolidated statements of comprehensive income from the date of acquisition, November 23, 2011. Supplemental pro forma information for Bsecure was not material to the Company’s financial results and was therefore not included. For financial year 2011, the Company incurred acquisition-related transaction costs of $355, which were recorded in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net liabilities(1)	$584
Intangible assets(2)	4,510
Goodwill(3)	1,445

Total purchase consideration	$6,539

(1)	Net assets included deferred revenue liability of $832, deferred tax assets of $1,166 and net working capital and other assets of $250.
(2)

Intangible assets included developed technology of $4,000, customer relationships of $490 and brand and domain names of $20, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Bsecure technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,799
Cash consideration expected to be paid in earn out payments(4)	1,740

$6,539

(4)

The earn out payments with a fair value of $1,740 are dependent upon achievement of certain milestones and were classified as contingent consideration. A payment of $2,000 was made during the financial year 2012.

2010 acquisitions

Purchase of Walling Data Systems, Inc.

On June 9, 2010, the Company, through its subsidiary, AVG Technologies USA Inc. acquired the assets and liabilities of its distributor Walling Data Systems, Inc. (“WDS”) in order to expand its distribution capabilities in the United States. The Company paid a total purchase price of $2,985 in cash. The results of operations of WDS were included in the consolidated statements of comprehensive income since the date of acquisition. Supplemental pro forma information for WDS was not material to the Company’s financial results and was therefore not included. For financial year 2010, the Company recorded acquisition-related transaction costs of $272, which were included in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising, were determined as follows:

Net tangible assets	$122
Intangible assets(1)	1,459
Goodwill(2)	1,404

Total purchase consideration	$2,985

(1)	Intangible assets included customer relationships of $1,273, as well as developed technology of $186, which are amortized over their estimated useful lives of 2-14 years and 1.5 years, respectively.
(2)

Goodwill is tax deductible. The goodwill amount resulted primarily from the Company’s expectation of synergies from the integration of WDS distribution network and certain intangible assets that do not meet the criteria for separate recognition.

As a part of the transaction, the Company also assumed a liability to pay up to $2,250 to the former owner subject to his continuing employment with the Company. The arrangement was deemed to be compensation for future employment services and therefore was excluded from the purchase consideration. In May 2011, the arrangement was amended and, as a result of this change in the agreement, the Company paid $2,405 to the former owner of WDS. During financial years 2010, 2011 and 2012, the Company recorded compensation expense of $625, $1,780 and nil, respectively, which were included in sales and marketing expenses.

Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents and Restricted Cash

Note 4. Cash and Cash Equivalents and Restricted Cash

As of December 31, 2011 and 2012, cash amounting to $58,622 and $46,088, respectively has been pledged as collateral to secure the long term debt (Note 12).

Cash restrictions as to withdrawal or usage related to the restricted cash as of December 31, 2012 were primarily due to office lease agreements and credit cards.

Trade Accounts Receivable	12 Months Ended
Dec. 31, 2012
Trade Accounts Receivable

Note 5. Trade Accounts Receivable

The Company sells products and licenses through direct sales to customers and indirect sales with partners, distributors and resellers. In addition, the Company generates platform-derived revenues from third party Internet search engines. The trade accounts receivable include primarily receivables from the resellers and payment gateway providers as well as the receivables from the Internet search engines.

As of December 31, 2011 and 2012, the accounts receivable pledged as collateral to secure the long term debt totaled $21,520 and $30,633, respectively (Note 12). There is a first priority undisclosed right of pledge over future accounts receivable.

The allowance for doubtful accounts is comprised of the following activity:

	Year Ended December 31,
	2010	2011	2012
Balance at beginning of period	$332	$976	$1,734
Charged to operating expenses	798	884	216
Amount written-off or used	(154)	(126)	(138)

Balance at end of period	$976	$1,734	$1,812

The reserve for product returns is comprised of the following activity:

	Year Ended December 31,
	2010	2011	2012
Balance at beginning of period	$877	$715	$1,228
Charged against revenue	725	2,107	2,990
Amount written-off or used	(887)	(1,594)	(2,151)

Balance at end of period	$715	$1,228	$2,067

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

Note 6. Property and Equipment

The following table summarizes property and equipment by categories for the periods presented:

	December 31,
	2011	2012
Computer equipment	$15,053	$23,015
Office furniture and equipment	3,458	4,261
Vehicles	3,073	3,428
Leasehold improvements	3,040	3,344

Total property and equipment	24,624	34,048
Less: accumulated depreciation	(12,188)	(19,454)

Total property and equipment, net	$12,436	$14,594

Depreciation expense was $3,152, $5,348 and $7,619 in financial years 2010, 2011, and 2012, respectively.

During the financial year 2012, the Company recorded an impairment loss on office furniture and equipment, leasehold improvements and computer equipment, in total amount of $1,285 as a result of the Company’s intention to wind down its subsidiaries in Germany, China and Hong Kong as a consequence of a restructuring (Note 18).

As of December 31, 2011 and 2012, property and equipment with a carrying value of $7,162 and $1,777, respectively have been pledged as collateral to secure the long term debt (Note 12).

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets

Note 7. Intangible Assets

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Customer relationships	$11,697	$(3,792)	$7,905	4.0 years
Developed technology	24,607	(10,601)	14,006	4.0 years
Software	9,272	(4,623)	4,649	2.5 years
Brand and domain names and other intangibles	9,450	(1,278)	8,172	7.5 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$55,329	$(20,294)	$35,035

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Customer relationships	$15,600	$(6,304)	$9,296	4.0 years
Developed technology	25,821	(12,133)	13,688	4.0 years
Software	18,208	(7,737)	10,471	5.0 years
Brand and domain names and other intangibles	9,867	(2,418)	7,449	6.5 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$69,799	$(28,592)	$41,207

The major additions, other than acquisitions through business combination, relate to a new customer platform.

Amortization expense was $4,444, $6,501 and $11,250 in financial years 2010, 2011, and 2012, respectively.

As of December 31, 2011 and 2012, intangible assets with a carrying value of $16,903 and $17,928, respectively have been pledged as collateral to secure the long term debt (Note 12).

Total future amortization expense for intangible assets that have definite lives, based upon the Company’s existing intangible assets and their current estimated useful lives as of December 31, 2012, is estimated as follows:

2013	$12,036
2014	10,727
2015	8,192
2016	5,624
2017	2,492
Thereafter	1,833

Total	$40,904

During the financial year 2012, the Company recorded an impairment loss on software of $71 as a result of a restructuring (Note 18).

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

Note 8. Goodwill

The changes in the carrying amount of goodwill are as follows:

	Year Ended December 31,
	2011	2012
Net balance as of January 1	$33,919	$71,367
Acquired through acquisitions(1)	40,017	9,206
Adjustments(2)	1,055	—
Effects of foreign currency exchange(3)	(3,624)	703

Net balance as of December 31	$71,367	$81,276

(1)	See Note 3 for acquisitions completed in financial years 2011 and 2012.
(2)	Adjustments to goodwill are related to contingent consideration related to 2007 acquisitions paid in 2011.
(3)	There were no accumulated goodwill impairment losses as of December 31, 2011 and 2012.

As of December 31, 2011 and 2012, goodwill totalling $33,798 and $37,357, respectively has been pledged as collateral to secure the long term debt (Note 12).

Investment in Equity Affiliate	12 Months Ended
Dec. 31, 2012
Investment in Equity Affiliate

Note 9. Investment in Equity Affiliate

On October 26, 2010, the Company acquired a 34.35% interest in Zbang It Ltd. (“Zbang”), an Israeli-based private company, for $800 in cash. Zbang is a developer of an integrated online communication application.

The changes in investment in equity affiliate are as follows:

	Year Ended December 31,
	2011	2012
Net balance as of January 1	$753	$511
Result from investment in equity affiliate	(242)	(511)

Net balance as of December 31	$511	$—

The Company accounts for its investment in Zbang under the equity method of accounting. Under this method, the Company records its proportionate share of the investee’s net income or loss based on the quarterly financial statements of the investee. The basis difference between the investor cost and the underlying equity in net assets of Zbang at the date of acquisition was attributed to in-process research and development and goodwill. Development efforts were completed in October 2011 and a useful life of four years was assigned to the developed technology. The investment in Zbang is not material in relation to the financial position or results of operations of AVG.

The Company has an option to purchase the remaining 65.65% ownership interest in Zbang at specified dates for consideration as determined pursuant to the terms specified in an option agreement entered into with Zbang. The period to exercise this option began on April 1, 2011 and expires on March 31, 2013. The Company determined the value of the option using a binomial option-pricing model. The value of the option is not considered material to the financial statements as of December 31, 2011 and 2012. The Company has concluded that the option does not meet the definition of a derivative under the authoritative guidance.

On August 2, 2011, the Company and Zbang entered into an agreement pursuant to which the Company granted to Zbang an unsecured loan of a principal amount of $500. The loan agreement was amended on February 26, 2012, and the principal amount of the loan provided increased to $680. A second amendment to the loan agreement dated May 18, 2012 increased the available facility amount to $1,180, of which $1,125 has been drawn down at December 31, 2012. All other terms and conditions included in the agreement dated August 2, 2011 remained the same. The loan bears interest at an annual rate of 5%. The balance of the loan at December 31, 2012, including accrued interest, of $1,177 was included in other current assets.

In December 2012, the Company started to negotiate to purchase Zbang’s technology and hire its developers and sell its minority share in Zbang for one U.S. dollar. The purchase consideration and fair value of the technology is estimated to be in excess of the loan receivable.

Investments	12 Months Ended
Dec. 31, 2012
Investments

Note 10. Investments

On November 25, 2011, the Company consummated a unit purchase agreement with Scene, LLC (“Scene”), a U.S.-based provider of broadband speed testing and web-based network diagnostic applications, pursuant to which AVG acquired a 15% interest in Scene for a cash consideration of $9,750 paid at closing. In addition, on November 25, 2011, the Company entered into a right of first refusal and put and call agreement with Scene, pursuant to which Scene shall not enter into a change in control transaction (as defined in the agreement) without first offering the Company the right to enter into a change in control transaction with substantially the same terms and conditions as offered to a third party. The term of the right of first refusal terminated on September 30, 2012. Further, during the two month period beginning on January 1, 2013 and ending on February 28, 2013, the Company had the option to put all of its interest to Scene (put option) at a fixed price of $9,750 plus the amount of tax distributions owed to the Company. Management of the Company decided not to exercise the put option. During a three month period following the expiration of the put exercise period, Scene has the option to purchase the Company’s interest (call option) at a fixed price of $9,750 plus the amount of tax distributions owed to the Company. Additional amounts may be owed to the Company if Scene undertakes a change in control transaction during the one year period following the delivery of the call notice.

In accordance with the guidance in ASC 320 “Investments—Debt and Equity Securities”, the Company accounted for its investment in Scene as a debt security as the risks and rewards associated with the investment were retained by Scene because of the impact of the put and call options. The Company classified its debt security as held-to-maturity with a maturity date that coincides with the expiration of the put option. Management has the positive intent and ability to hold this security until maturity. Investments in debt securities classified as held-to-maturity are measured at amortized cost in the statement of financial position and any dividends and interest income are recorded in earnings. The carrying value of the Company’s investment in Scene as of December 31, 2011 was $9,750. During the financial years 2011 and 2012, the Company received distributions of nil and $339, respectively, which were recorded as dividend income in Other income (expense).

In addition, on November 25, 2011, the Company entered into a strategic cooperation agreement with Scene, which ended on December 31, 2012, to market and promote their respective products and paid a $2,000 fee for marketing and promotional services.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

Note 11. Related Party Transactions

Czech Value Participations I Inc.

On December 2, 2011, AVG entered into a consultancy agreement with Czech Value Participations I Inc. (“CVP1”), effective as of February 1, 2011, under which Robert Cohen, a contractor to CVP1, managing partner of Benson Oak Capital and former observer of the Company’s supervisory board, advises the Company with respect to corporate development, including mergers and acquisitions policy and activities. Mr. Cohen has certain powers to direct Orangefield Trust B.V., the managing director of Grisoft Holdings B.V., a major shareholder of the Company, on how to vote the shares in AVG held of record by Grisoft Holdings B.V. Under this agreement, which was terminated in June 2012, the Company paid CVP1 approximately $19 per month plus a service success fee. The total fee, including the service success fee, for services rendered in 2011 and 2012 was $539 and $241, respectively and was recorded in general and administrative expenses. At December 31, 2011 and 2012, the fee owed to CVP1 amounted to $230 and nil, respectively and was included in accrued expenses and other current liabilities.

Zbang

The Company has related party transactions with Zbang, which constitute the financing arrangement described in Note 9.

Debt	12 Months Ended
Dec. 31, 2012
Debt

Note 12. Debt

Credit facility

On March 15, 2011, the Company entered into a credit agreement with a group of financial institutions (the “Credit Facility”). The Credit Facility provides a $235 million loan that is unconditionally and irrevocably guaranteed, jointly and severally, by certain AVG Technologies N.V. subsidiaries and is further secured by certain tangible and intangible assets of the Company and its subsidiaries with covenants obliging the Company to pledge new assets over a certain threshold. The Credit Facility bears interest at an adjusted LIBOR rate plus 6.0% with a LIBOR floor of 1.5%. Interest on the loan is payable in arrears. The Credit Facility contains financial covenants, measured at the end of each quarter, including a covenant to maintain a specified consolidated leverage ratio and interest coverage ratio (as defined in the Credit Facility). Additionally, the Credit Facility contains affirmative covenants, including covenants regarding the payment of taxes, maintenance of insurance, reporting requirements and compliance with applicable laws. The Credit Facility contains negative covenants, among other things, limiting the Company’s ability to incur debt, make acquisitions, make certain restricted payments and sell assets. The events of default under the Credit Facility include payment defaults, cross defaults with certain other indebtedness, breaches of covenants, judgment defaults, bankruptcy events and the occurrence of a change in control (as defined in the Credit Facility). In addition, the Credit Facility contains requirements of additional mandatory repayments if the Company has excess cash levels at December 31 of each year. As of December 31, 2012, the Company was in compliance with all required covenants.

The Credit Facility was fully drawn down with net cash proceeds of $223,754 received after deducting the issuance costs of $11,246, which included an original issue discount, financing arrangement fees and legal fees, and making payments for other direct and incremental costs related to the Credit Facility. The proceeds AVG Technologies N.V. received were used to pay dividends to the Company’s shareholders.

In connection with certain amendments made to the Credit Facility, the Company paid fees to the lenders of $423 in 2011. These fees are being amortized as an adjustment of interest expense over the remaining term of the Credit Facility using the interest method.

The amount of long-term debt under the Credit Facility shown in the accompanying consolidated balance sheet is analyzed as follows:

	December 31,
	2011	2012
Principal	$235,000	$235,000
Principal repaid	—	(134,137)

Outstanding amount	235,000	100,863
Unamortized deferred financing costs	(9,560)	(3,632)

Total debt	225,440	97,231
Less current portion	(41,125)	(12,226)

Non-current portion	$184,315	$85,005

The Credit Facility terminates on March 15, 2016, on which date the outstanding principal, together with accrued interest, will be due and payable. The Company may prepay any amounts outstanding under the Credit Facility and terminate the Credit Facility at any time, without premium or penalty, subject to reimbursement of certain costs.

Besides the mandatory principal payments of $38,137, the Company made voluntary prepayments of the principal in total amount of $96,000 during the financial year 2012. Pursuant to the terms of the Credit Facility the prepayments were applied proportionally to decrease future scheduled principal payments. As a result of the early settlement, the Company accelerated recognition of deferred financing costs of $3,496, which was recognized in Interest and finance costs.

Under the Credit Facility, the Company may also elect to request the establishment of one or more new term loan commitments in an aggregate principal amount not in excess of $100,000 (incremental term loan) provided certain conditions and financial covenants are met. Such new commitments are available at the discretion of the lenders. With the exception of the weighted-average life to maturity, maturity date and the yield thereof (each of which as defined in the Credit Facility), the terms and the provisions of the incremental loan, if the incremental loan is established in the future, shall be substantially identical to those described above related to the $235,000 loan.

The Credit Facility is secured by certain tangible, intangible, and current assets of the Company with covenants obliging the Company to also pledge new assets over a certain threshold. The collateral granted by the borrower and certain of its subsidiaries includes present and future pledges, mortgages, first priority floating and fixed charges and security interests with respect to, but not limited to, equity rights, shares and related rights (ownership interests), fixed assets, intellectual property rights (trademarks, domains and patents), intercompany and trade receivables, goodwill, bank accounts, insurance claims and commercial claims.

As of December 31, 2012, the mandatory principal payments under the credit facility are as follows:

2013	$12,226
2014	12,226
2015	12,226
2016	64,185

Total	$100,863

Revolving credit facility

On May 5, 2008, the Company’s subsidiary, AVG Technologies CZ, s.r.o., entered into an unsecured five-year revolving credit facility that had a contractual expiry date in March 2013 (the “Revolving credit facility”). The maximum AVG could borrow under the Revolving credit facility varied every year. For financial year 2010 this maximum was 25 million Czech crown ($1.3 million at the Czech crown/U.S. dollar exchange rate on December 31, 2010). Loans under the Revolving credit facility bore interest at PRIBOR plus a margin. The Company had $1,050 outstanding under the Revolving credit facility at December 31, 2010.

On February 2, 2011, the Company fully repaid the outstanding balance of $1,125 and terminated its revolving credit facility.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments

Note 13. Derivative Instruments

The fair value of foreign currency contracts outstanding is presented below:

	December 31, 2011		December 31, 2012
	Notional U.S. dollar Equivalent	Asset Fair Value	Notional U.S. dollar Equivalent	Asset Fair Value
Foreign currency contracts	$20,000	$161	$17,000	$40

During 2010, 2011 and 2012, the Company recorded in Other income (expense), net losses on foreign currency contracts of $353, $522 and $102, respectively.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

Note 14. Fair Value Measurements

The Company measures and reports its derivative instruments and contingent purchase consideration liabilities at fair value. Fair value is defined as an exit price that would be received for the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•

Level 2: Observable inputs that reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•

Level 3: Unobservable inputs reflecting the Company’s own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

Assets and liabilities measured and recorded at fair value on a recurring basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts (1)	$—	$161	$—	$161

Total assets measured at fair value	$—	$161	$—	$161

Liabilities:
Contingent purchase consideration liabilities (2)	$—	$—	$12,835	$12,835

Total liabilities measured at fair value	$—	$—	$12,835	$12,835

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts (1)	$—	$40	$—	$40

Total assets measured at fair value	$—	$40	$—	$40

Liabilities:
Contingent purchase consideration liabilities (2)	$—	$—	$3,395	$3,395

Total liabilities measured at fair value	$—	$—	$3,395	$3,395

(1)	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.
(2)

The fair values of the contingent purchase consideration liabilities were determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities:

	Year Ended December 31,
	2010	2011	2012
Fair value - beginning of period	$6,384	$3,159	$12,835
Additions due to acquisitions	—	13,519	2,943
Change in fair value of Level 3 liabilities(3)	1,555	425	(130)
Effects of foreign currency exchange	—	(1,101)	(467)
Payments of contingent consideration	(4,780)	(3,167)	(11,786)

Fair value - end of period	$3,159	$12,835	$3,395

(3)

The change in fair value of the contingent purchase consideration liabilities, which was included in general and administrative expenses, is due to the passage of time and changes in the probability of achievement used to develop the estimate.

Assets and liabilities measured and recorded at fair value on a non-recurring basis

As a result of a restructuring (Note 18), the Company concluded that the fair value of the software and property and equipment held by the subsidiaries located in Germany, Hong Kong and China was nil and recorded an assets impairment of $1,286, since the estimated cash flow on assets is nil. The fair value amounts were derived using the income approach, which required Level 3 inputs such as estimated future cash flows.

Assets and liabilities for which fair value is only disclosed

The carrying amounts of cash and cash equivalents, trade accounts receivable and accounts payable reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts

The fair value of the Company’s investment in Scene as of December 31, 2012 was estimated at $9,750. The Company classified its investment in Scene as Level 3, as unobservable inputs that were significant to the fair value measurement were used in the valuation of the investment. The valuation takes into account variables such as Scene’s capital structure and the terms of the investment including put and call options.

The fair value of long-term debt as of December 31, 2012 was $100,611 as compared to its carrying amount of $97,231 (Note 12). The fair value of long-term debt was estimated through Level 2 of the fair value hierarchy (average quoted price in the over-the counter-market). In the previous periods the Company estimated the fair value of long-term debt using a discounted cash flow model, based on the rates currently available for debt with similar terms and remaining maturities. The Company believes the change in valuation technique will improve the quality of the disclosures.

Consolidated Balance Sheet Detail	12 Months Ended
Dec. 31, 2012
Consolidated Balance Sheet Detail

Note 15. Consolidated Balance Sheet Detail

Other current assets

Other current assets consist of the following:

	December 31,
	2011	2012
Loan provided to equity affiliate	$510	$1,177
Income tax receivable	3,622	2,367
VAT receivable	912	950
Withholding tax receivable	550	1,490
Foreign currency contracts	161	40
Other receivables	608	660

Total other current assets	$6,363	$6,684

Accrued compensation and benefits

Accrued compensation and benefits consist of the following:

	December 31,
	2011	2012
Salary and related benefits	$4,232	$5,724
Accrued vacation	1,446	2,292
Accrued incentive payments	10,263	11,036
Severance accrual	—	2,523

Total accrued compensation and benefits	$15,941	$21,575

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
Accrued legal and professional fees	$4,707	$6,825
Accrued marketing	2,552	3,405
Accrued rent and service costs	671	2,031
Accrued sale commissions, rebates and discounts	2,006	2,517
Other accrued expenses	6,425	8,594
Cash settlement payable to the former owners of TuneUp (Note 22)	—	3,374
Deferred purchase consideration	1,911	—
Contingent purchase consideration	12,606	2,041

Total accrued expenses and other current liabilities	$30,878	$28,787

Other non-current liabilities

Other non-current liabilities consist of the following:

	December 31,
	2011	2012
Deferred rent	$2,238	$1,746
Contingent purchase consideration	229	1,354
Cash settlement payable to the former owners of TuneUp (Note 22)	—	883
Non-current accrued incentive payments	812	—
Other	118	113

Total other non-current liabilities	$3,397	$4,096

Advertising Costs	12 Months Ended
Dec. 31, 2012
Advertising Costs

Note 16. Advertising Costs

Advertising costs include electronic and print advertising, trade shows, collateral production and all forms of direct marketing. Advertising costs included in sales and marketing expense for financial years 2010, 2011, and 2012 were $21,033, $33,486 and $35,822 respectively.

Other Income (Expense), Net	12 Months Ended
Dec. 31, 2012
Other Income (Expense), Net

Note 17. Other Income (Expense), Net

	Year Ended December 31,
	2010	2011	2012
Interest income	$52	$69	$132
Interest on long-term debt	$(23)	$(14,310)	$(15,017)
Amortization of financing costs and loan discount	—	(2,108)	(5,928)
Bank charges and other finance costs	—	(163)	(222)

Interest and finance costs	$(23)	$(16,581)	$(21,167)
Foreign currency exchange transaction gains (losses), net	$2,182	$(73)	$(2,142)
Foreign currency contract gains (losses), net	(353)	(522)	(102)
Dividend income	—	—	339
Other	(136)	3	1

Other, net	$1,693	$(592)	$(1,904)

Total other income (expense), net	$1,722	$(17,104)	$(22,939)

Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring

Note 18. Restructuring

During the financial year 2012, the Company initiated the rationalization of the Company’s global operations, involving a wind down of its subsidiaries in Germany, China and Hong Kong, while their business activities will be absorbed by other AVG entities. The Company plans to complete the rationalization of operations during the second quarter of financial year 2013.

Restructuring related costs in 2012 totaled $5,146, including $2,885 related to severance and other benefits, $1,286 related to the impairment of property and equipment and intangible assets and $975 related primarily to closure and other contractual liabilities. From these restructuring costs, $57 was included in the cost of revenue, $1,494 in sales and marketing, $1,222 in research and development and $2,373 in general and administrative.

The following table summarizes the changes in the rationalization of operations related liabilities:

	Severance and other benefits	Closure and other contractual liabilities	Total
Balance at January 1, 2012	$—	$—	$—
Costs incurred and charged to expense	2,885	975	3,860
Costs paid or otherwise settled	(411)	—	(411)
Effects of foreign currency exchange	49	18	67

Balance at December 31, 2012	$2,523	$993	$3,516

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

Note 19. Commitments and Contingencies

Lease commitments

The Company leases its facilities and certain equipment under operating leases that expire at various dates through 2022. Some of the leases contain renewal options, escalation clauses, rent concessions, and leasehold improvement incentives. Rent expense is recognized on a straight-line basis over the lease term. Rent expense was $4,435, $4,382 and $6,561 in financial years 2010, 2011, and 2012, respectively.

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2012:

2013	$6,739
2014	5,046
2015	3,636
2016	2,281
2017	1,337
Thereafter	3,234

Total minimum future lease payments	$22,273

Purchase obligations

The Company has purchase obligations that are associated with agreements for purchases of goods or services. Management believes that cancellation of these contracts is unlikely and thus the Company expects to make future cash payments according to the contract terms.

The following is a schedule by years of purchase obligations as of December 31, 2012:

2013	$351
2014	4
2015	3
2016	—
2017	—

Total minimum future purchase obligations	$358

Other commitments

In connection with the Company’s business combinations, the Company has agreed to pay certain additional amounts contingent upon the achievement of certain revenue targets and other milestones or upon the continued employment with the Company of certain employees of the acquired entities. The Company recognized such compensation expense of $1,612, $4,619 and $8,138 during financial years 2010, 2011 and 2012, respectively. As of December 31, 2012, the Company estimated that future compensation expense and contingent consideration of up to $9,559 may be recognized as expense pursuant to these business combination agreements.

Indemnification

The Company has agreements whereby it indemnifies its managing and supervisory directors for certain events or occurrences while the director is, or was, serving at the Company’s request in such capacity. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is not limited; however, the Company has directors’ insurance coverage that reduces its exposure and may enable the Company to recover a portion of any future amounts paid. The Company believes the estimated fair value of these indemnification agreements in excess of applicable insurance coverage is minimal.

The Company provides limited product warranties to its licensees, distribution, reseller and other commercial partners and some of its software distribution, reseller and other commercial partner agreements contain provisions that indemnify such parties from damages and costs resulting from claims that the Company’s software infringes the intellectual property rights of a third party. The Company’s exposure under these warranty and indemnification provisions is generally limited to the total amount paid under the agreement. However, certain agreements may include warranty and/or indemnification provisions that could potentially expose the Company to losses in excess of the amount received under the agreement. To date, there have been no material claims under such warranty and/or indemnification provisions. Accordingly, the Company has not recorded a liability on its consolidated balance sheets for these provisions.

Certain employees of the Company have signed non-competition agreements pursuant to which the employee is obligated to abstain from any competitive activity within the scope of the Company’s business for up to 24 months following termination of the employment relationship. Dependent upon the possibility of waiver of such non-compete restrictions available to the Company, unless such waiver would only lift the non-compete restriction but not the obligation to pay, during such period the Company is obligated to pay the employee a certain percentage of her or his salary. Payments made under these agreements in financial years 2010, 2011 and 2012 were not material to the Company’s consolidated financial statements.

Litigation contingencies

The Company is also involved in other legal proceedings, disputes and claims in the ordinary course of business. While the outcome of these matters is currently not determinable, the final resolution of these lawsuits, disputes and claims individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition or results of operations.

Geographic and Major Customer Information	12 Months Ended
Dec. 31, 2012
Geographic and Major Customer Information

Note 20. Geographic and Major Customer Information

The Company operates in one reportable segment. Revenues are attributed to countries based on the location of the Company’s channel partners as well as direct customers of the Company.

The following table represents revenue attributed to countries based on the location of the customer:

	Year Ended December 31,
	2010	2011	2012
Revenue:
United States	$127,966	$147,521	$179,893
United Kingdom	33,915	44,831	56,012
Other foreign countries(1)	55,337	80,040	120,061

	$217,218	$272,392	$355,966

(1)	No individual country represented more than 10% of the respective totals.

The following table represents revenue attributed to regions based on the location of the customer:

	Year Ended December 31,
	2010	2011	2012
Revenue:
Americas	$138,988	$163,464	$202,373
EMEA	67,981	94,976	134,133
Asia Pacific	10,249	13,952	19,460

	$217,218	$272,392	$355,966

The table below lists the Company’s property and equipment, net, by country.

	December 31,
	2011	2012
Long-lived assets:
Czech Republic	$7,385	$10,980
United States	2,874	2,344
Other foreign countries(1)	2,177	1,270

	$12,436	$14,594

(1)	No individual country represented more than 10% of the respective totals.

The table below lists the Company’s property and equipment, net of accumulated depreciation, by region.

	December 31,
	2011	2012
Long-lived assets:
Americas	$2,874	$2,344
EMEA	9,462	12,087
Asia Pacific	100	163

	$12,436	$14,594

Significant customers

Revenues in financial years 2010, 2011 and 2012 included revenues derived from significant business partners as follows (in percentages of total revenue):

	December 31,
	2010	2011	2012
Business partner:
Yahoo!	22%	6%	—
Google	—	28%	44%

Ordinary and Preferred Shares	12 Months Ended
Dec. 31, 2012
Ordinary and Preferred Shares

Note 21. Ordinary and Preferred Shares

Ordinary shares

The Company’s authorized, issued and outstanding ordinary shares consist of the following:

	December 31, 2011
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Class A shares (“Class A shares”)	50,437,500	16,200,000	16,200,000	$212
Class B1 shares (“Class B1 shares”)	37,828,125	9,316,224	9,316,224	125
Class B2 shares (“Class B2 shares”)	12,609,375	3,283,776	3,283,776	44
Class C shares (“Class C shares”)	11,250,000	—	—	—
Class E shares (“Class E shares”)	50,437,500	7,200,000	7,200,000	95
Ordinary shares	50,437,500	—	—	—

Total	213,000,000	36,000,000	36,000,000	$476

	December 31, 2012
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,385,951	54,019,154	$722

Total	120,000,000	54,385,951	54,019,154	$722

The pertinent rights and privileges of holders of ordinary shares are as follows:

Preemptive rights: Each holder of the ordinary shares has in principle preemptive rights in respect of all ordinary share issuances or grants or the rights to subscribe for ordinary shares, in proportion to the aggregate nominal value of ordinary shares held by such holder. Shareholders, however, have no preemptive rights in respect of the issuance of ordinary shares, or the grant of the right to subscribe for ordinary shares, which are issued or granted for a consideration other than cash, which are issued or granted to employees of the Company or of a group company of the Company, or in respect of the issuance of ordinary shares to any person who exercises a previously existing right to subscribe for ordinary shares. The general meeting of shareholders, however, resolved to restrict or exclude preemptive rights in respect of the issuance of ordinary shares and the grant of the right to subscribe for ordinary shares.

Liquidation rights: From the balance of the Company’s assets after payment of all debts and the costs of the liquidation will be paid first, to the extent possible, to the holders of the preference shares outstanding (if issued), the amount due on the preference shares, increased by a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the management board, subject to the approval of the supervisory board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions, calculated over each year or part of a year of the period commencing on the first day following the period over which the last distribution on the preference shares was paid and ending on the day of the payment on the preference shares. The previous sentence does not apply if the preference shares outstanding were issued and paid at the expense of the Company’s reserves. The balance remaining thereafter will be distributed to the holders of ordinary shares. All distributions on ordinary shares will be made in proportion to the number of ordinary shares held by each shareholder.

Voting rights: Each of the ordinary shares is entitled to one vote. Decisions of the general meeting of shareholders are taken by an absolute majority of valid votes cast, except where the laws of the Netherlands or the articles of association provide otherwise.

Distributions rights: The Company makes distributions to shareholders only to the extent that the Company’s equity exceeds the amount of the paid-in and called-up part of the issued share capital, increased by the reserves that are required to be maintained pursuant to the provisions of Dutch law or the articles of association. The management board determines, subject to the approval of the supervisory board, what portion of the profits will be reserved. Any profits remaining after payment of the preferred dividend on the preference shares, if issued, and reservation of profits will be put at the disposal of the general meeting of shareholders. The preference shares, if issued, would be entitled to receive annual preferential dividends of €1,000 in aggregate if the preference shares are fully paid up at the expense of the Company‘s reserves or, in other cases, of a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the management board, subject to the approval of the supervisory board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions. Distributions on the preference shares are calculated over the paid-up part of their nominal value.

Dividends restrictions: The credit facility (Note 12) contains restrictions that limit the Company’s ability to make distributions to shareholders.

Treasury shares

On August 24, 2012 the Company repurchased 370,925 of its own ordinary shares for $3,869 with the intention of holding them in treasury to re-issue them in the future. Upon exercise of share options on November 15, 2012, the Company re-issued 4,128 of these treasury shares. As at December 31, 2012 there were 366,797 shares held in treasury at a carrying value of $3,826.

Preferred shares

The Company’s authorized, issued and outstanding preferred shares consist of the following:

	December 31, 2011
	Shares Authorized	Shares Issued	Shares Outstanding	Carrying value
Class D preferred shares	12,000,000	12,000,000	12,000,000	$191,954

Total	12,000,000	12,000,000	12,000,000	$191,954

	December 31, 2012
	Shares Authorized	Shares Issued	Shares Outstanding	Carrying value
Preferred shares	120,000,000	—	—	$—

Total	120,000,000	—	—	$—

As of December 31, 2011, the Company classified its 12,000,000 Class D preferred shares outside of shareholders’ equity (deficit) because the shares contained certain redemption features that were not solely within the Company’s control. The 12,000,000 Class D preferred shares were converted into 12,000,000 ordinary shares upon the closing of the Company’s initial public offering as described below.

Initial public offering

AVG publicly filed its initial Form F-1 with the SEC on January 13, 2012 and on February 1, 2012 closed its initial public offering of 8,000,000 ordinary shares at an offering price of $16.00 per share. AVG offered 4,000,000 ordinary shares and the selling shareholders offered 4,000,000 ordinary shares. AVG did not receive any proceeds from the sale of the ordinary shares by the selling shareholders other than the proceeds from options which were exercised by certain selling shareholders in connection with the initial public offering. The initial public offering resulted in net proceeds to AVG of $52,698, after deducting underwriting discounts, commissions and offering expenses paid by AVG, net of income tax benefit. The right that was granted to the underwriters to purchase up to 1,200,000 ordinary shares from certain of the selling shareholders within 30 days of the initial public offering to cover over-allotments was not exercised.

Costs (net of income tax benefit of $1,703) of $11,302 directly associated with the initial public offering have been recorded as a reduction of the proceeds received in determining the amount to be recorded in additional paid-in capital. These costs were capitalized and recorded as prepaid share issuance cost prior to the closing of the initial public offering.

On February 7, 2012, upon the closing of the initial public offering, the Company’s Articles of Association were amended and restated in their entirety. As a result of this amendment, the authorized capital of the Company changed to €2,400,000 (prior to the amendment €2,250,000). The authorized capital is comprised of 240,000,000 shares with a nominal value of €0.01 per share and is divided into 120,000,000 ordinary shares and 120,000,000 preferred shares.

Upon the closing of the initial public offering, class A, B1, B2 and E shares were automatically converted into 36,000,000 ordinary shares with all special rights associated with the existing classes of shares ceasing to be applicable. Class D preferred shares were converted into 12,000,000 ordinary shares, with all special rights associated with Class D preferred shares ceasing to be applicable. In connection with this conversion, the accrued and unpaid dividends on Class D preferred shares of $2,555 were paid in cash. The Class D preferred shares carrying value was reclassified from the mezzanine section of the balance sheet to shareholders’ deficit.

On February 7, 2012, the Company issued 2,382,591 ordinary shares as a result of the exercise of the same number of share options.

Upon the exercise of the same number of share options, the Company issued 1,920 and 1,440 ordinary shares on May 15, 2012 and June 6, 2012, respectively.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

Note 22. Share-Based Compensation

The following table sets forth the total share-based compensation expense under the 2009 Option Plan as amended and the share-based compensation expense related to the shares of AVG that the former owners of TuneUp will receive subject to their non-competition and other vesting conditions (Note 3) recognized in the consolidated statements of comprehensive income.

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$61	$21	$—
Sales and marketing	2,049	949	2,036
Research and development	1,008	1,116	1,652
General and administrative	3,655	4,310	12,495

Total	$6,773	$6,396	$16,183

Compensation costs related to employee share option grants are based on the fair value of the options on the date of grant, net of estimated forfeitures. Management estimates the forfeiture rate based on analysis of actual forfeitures and management will continue to evaluate the adequacy of the forfeiture rate based on actual forfeiture experience. The impact from a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from that estimated by management, the Company may be required to record adjustments to share-based compensation expense in future periods. Compensation costs on share based awards with graded vesting are recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award.

Options granted prior to the 2009 Option Plan

Options were granted to certain employees on various dates prior to the introduction of the 2009 Option plan. These options were approved by the supervisory board at the time of option grant and generally vest over a two-year period. All such options were also ratified in, and are governed by, the 2009 Option Plan and the number of such options counts towards the limit on the total number of options the Company may issue.

2009 Option Plan

The 2009 Option Plan was designed in order to grant options on ordinary shares in the capital of AVG Technologies N.V. to certain employees of AVG Technologies N.V. and its subsidiaries. The purpose of the Option Plan is to provide employees with an opportunity to participate directly in the growth of the value of the Company by receiving options for shares.

Each option converts into one ordinary share of AVG Technologies N.V. on exercise.

The 2009 Option Plan was initially approved and adopted by the general meeting of shareholders on June 8, 2009 and was subsequently amended and restated effective on October 1, 2009, June 30, 2010, March 11, 2011, June 30, 2011, September 29, 2011 and January 30, 2012.

The total number of shares in respect of which options may be granted under the 2009 Option Plan is limited at 8,159,948. Options that lapse or are forfeited are available to be granted again. Options can only be granted to members of the management board of the Company and the supervisory board after prior approval of the general meeting of shareholders.

Options generally vest over a period of four years, whereby 25% of the options vest on the first anniversary of the start date and the remaining options vest thereafter quarterly, in equal portions during the remaining vesting period, generally the following 12 quarters. The contractual life of all options is 10 years.

The exercisability of certain options is subject to satisfaction of non-market based financial performance criteria relating to the earnings, revenues, profits or other results of the Company. The exercisability of certain options is subject to satisfaction of achieving certain market based condition including share price targets. Options are generally also subject to a service period vesting requirement of typically four years. The expected vesting period for options is based on the longer of the service period and the period over which the performance period has been set where management determines it is probable that the performance criteria will be met.

Share option modifications

On June 30, 2011, the supervisory board approved an amendment to the 2009 Option Plan to remove performance-based vesting conditions, including for options that were granted but unvested at such time by splitting such options into two awards, one for two-thirds as many options (“Base options”) and another for one-third as many options (“Additional options”). The Base options remained subject to service period vesting requirements as per the terms of the original plan. The Additional options were granted on the date of occurrence of a listing with service period vesting requirements after such date. The amendment is accounted for as a share option modification. The modification resulted in no incremental share-based compensation expense.

Share option activity

The following table summarizes share option activity:

	Number of Share Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Outstanding - January 1, 2010	3,012,039	$3.43	7.63	$39,947
Granted	2,079,666	20.26
Exercised	—	—
Forfeited	(157,092)	16.98
Repurchased	(91,200)	—

Outstanding - December 31, 2010	4,843,413	$9.95	7.83	$73,274
Granted	1,058,161	22.76
Cancelled	(752,808)	—
Exercised	—	—
Forfeited	(820,056)	20.37
Repurchased	(20,000)	16.02

Outstanding - December 31, 2011	4,308,710	$7.63	6.94	$68,509
Granted	2,007,851	16.30
Cancelled	—	—
Exercised	(2,390,079)	(4.36)
Expired	(190,915)	16.76
Forfeited	(415,541)	18.66
Repurchased	(37,440)	8.79

Outstanding - December 31, 2012	3,282,586	16.40	8.35	$4,377

Vested and expected to vest—December 31, 2012	3,172,698	16.38	8.33	$4,312
Exercisable - December 31, 2012	965,580	4.17	2.30	$3,194

(1)	Intrinsic value is calculated as the difference between the fair value of AVG’s ordinary shares as of the end of each reporting period and the exercise price of the option.

Additional information regarding the Company’s share options outstanding as of December 31, 2012 is summarized below:

	Options Outstanding
Strike Price	Number of Share Options Outstanding	Weighted-Average Remaining Life (Years)	Weighted-Average Exercise Price Per Share
$0.01 - $5.00	—	—	$—
$5.00 - $12.00	299,808	6.44	7.59
$12.00 - $20.00	2,161,382	8.77	15.15
$20.00 - $25.00	821,396	7.95	22.90

Total	3,282,586	8.35	$16.40

The following table summarizes the options granted in 2012 with their exercise prices, the fair value of ordinary shares as of the applicable grant date, and the intrinsic value, if any:

Grant Date	Number of Options Granted	Weighted- Average Exercise Price	Ordinary Shares Fair Value Per Share at Grant Date	Intrinsic Value
January 10, 2012	226,667	$23.50	$23.50	$—
February 7, 2012	1,340,684	$16.00	$16.00	$—
April 1, 2012	29,000	$14.93	$14.93	$—
May 14, 2012	269,000	$14.15	$14.15	$—
November 2, 2012	142,500	$12.06	$12.06	$—

Determining the fair value of share options

The fair value of each grant of share options was determined by the Company using options pricing models as follows:

•

For options without market based conditions the Black-Scholes option-pricing model was used. Since the exercise price of the option is adjusted for dividend payments, a binomial or other model to capture the possibility of early exercise is not required.

•	For options with a share price target, a closed form barrier option pricing model was used.

Assumptions used in the option pricing models are discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Expected volatility. The expected volatility was based on the historical share volatilities of two of the Company’s publicly listed peers up to the point of listing and the Company’s share price post listing over a period equal to the expected term of the options as the Company did not have a sufficient trading history to use the volatility of its own ordinary shares in isolation.

Fair value of ordinary shares. Since the Company is publicly traded on the New York Stock Exchange the fair value of the ordinary shares underlying the share options is determined based on the market price.

Historically, the fair value has been determined by an unrelated party’s contemporaneous external valuation of the Company’s market value on the following dates: December 2006, December 2007, December 2009, December 2010, June 2011 and September 2011. A retrospective valuation of the Company’s market value for December 2008 was also undertaken by an external valuer. In December 2005 and October 2009 new investments in the Company’s common shares determined the fair value of its common shares at these dates.

For option grants at dates other than those above, the Company’s supervisory board determined the fair value of the Company’s common shares using the most recent external valuations of the Company’s common shares and its most recently available financial results, forecast and market information.

Risk-Free Interest Rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the option’s expected term.

Expected term. The expected term is determined after giving consideration to the contractual terms of the share-based awards, graded vesting schedules ranging from one to four years and expectations of future employee behavior as influenced by changes to the terms of its share-based awards.

Expected dividend. According to the terms of the awards, the exercise price of the options is adjusted to take into account any dividends paid. As a result dividends are not required as an input to the model, as these reductions in the share price are offset by a corresponding reduction in exercise price.

A summary of the weighted-average assumptions is as follows:

	Year Ended December 31,
	2010	2011	2012
Risk free interest rate	1.84%	1.54%	0.65%
Weighted-average expected lives (years)	4	4	4.1
Volatility	40.03%	40.13%	39.86%
Dividend Yield	0.00%	0.00%	0.00%

Weighted-average grant date fair value (per share)	$6.44	$6.03	$5.29
Value Granted (total)	$13,395	$6,381	$10,622
Number granted in year	2,079,666	1,058,161	2,007,851

As of December 31, 2012, total compensation cost related to unvested share options granted to employees not yet recognized was $5,371 net of estimated forfeitures. This cost will be amortized to expense over a weighted-average remaining period of 1.76 years and will be adjusted for subsequent changes in estimated forfeitures.

In financial years 2010, 2011 and 2012, the Company, at its discretion, repurchased options held by a limited number of terminated employees in an amount of $770, $186 and $919, respectively. At the time of settlement, these options were remeasured to their fair values in equity, with a corresponding charge to share-based compensation expense. The cash settlement amounts approximated the fair values at the settlement dates. Upon settlement the Company removed from equity the fair value of the repurchased options.

Shares issuable to TuneUp former owners

As part of the acquisition of TuneUp, the former owners of TuneUp were due to receive shares of AVG with at acquisition date a total fair value of €11.5 million subject to their continued employment with the Company and other vesting conditions. Approximately 50% of the share-based compensation was accounted for as equity-settlement and the other 50% was accounted for as cash-settlement. The Company recognizes the expense relating to these shares over a four-year vesting period.

During the year, the former owners became entitled to €1.4 million in shares in the Company, which was equal to 169,911 shares that are due to be issued in the course of the first half of the financial year 2013. As a result, the related liability was reclassified to Additional Paid-in Capital.

During financial year 2011, the Company recognized compensation expense of $3,124, which was included in general and administrative expenses. The Company recorded $1,562 as a liability because the Company was due to issue a variable number of shares with a value equal to a fixed amount on the vesting. The remaining $1,562 was recorded in Additional Paid-in Capital because the number of shares was fixed.

On December 20, 2012, the Company entered into a modification to the original agreement with the former owners. As a result of this modification, the remaining share-based compensation accounted for as cash-settlement in the amount of €4.3 million or $5.7 million will be paid in cash instead of shares. The cash will be settled in three installments that are due in January 2013, April 2013 and April 2014, for respectively €2.1 million, €1.1 million and €1.1 million. In the fourth quarter of 2012, one of the former owners resigned. As a consequence, share-based compensation in the amount of €2.2 million or $2.9 million was expensed immediately. During financial year 2012, the Company recognized compensation expense of $9,543 (including an additional expense of $2,864 relating to the modification), which was included in general and administrative expenses. As of December 31, 2012, the Company recorded $4,257 as a liability in relation to the cash-settlements. In addition, $8,410 was recorded in Additional Paid-in Capital on December 31, 2012.

As of December 31, 2012, total expected unrecognized share-based compensation expense relating to the unvested shares was $2.4 million. This amount is expected to be recognized over the remaining service period of the former owner.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 23. Income Taxes

The Company’s components of income before income taxes are as follows:

	Year Ended December 31,
	2010	2011	2012
Domestic	$(10,351)	$36,764	$37,071
Foreign	77,657	14,408	19,887

	$67,306	$51,172	$56,958

The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2010	2011	2012
Current:
Domestic	$—	$3,358	$(361)
Foreign	12,296	3,599	9,336

Total current provision	$12,296	$6,957	$8,975
Deferred:
Domestic	(1,430)	(50,646)	8,701
Foreign	(1,472)	(5,571)	(6,535)

Total deferred provision (benefit)	$(2,902)	$(56,217)	$2,166

Income tax provision (benefit)	$9,394	$(49,260)	$11,141

Reconciliation of income tax computed at the Netherlands statutory tax rate to the income tax provision (benefit) is as follows:

	Year Ended December 31,
	2010	2011	2012
Income tax expense at statutory rate (1)	$17,163	$12,793	$14,240
Foreign tax rate differential	(12,878)	(6,114)	(6,717)
Benefits from innovation tax regime	(21,562)	(2,721)	(5,847)
Non-deductible expenses	30,181	3,200	4,170
Valuation allowance	—	4,220	5,512
Group tax restructuring deferred tax asset	—	(58,494)	—
Other	(3,510)	(2,144)	(217)

Income tax provision (benefit)	$9,394	$(49,260)	$11,141

(1)	Statutory rate was 25.5% in 2010, 25% in 2011 and 25% in 2012.

Significant components of deferred tax assets are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Fixed assets and intangible assets	$46,673	$33,641
Deferred revenues	21,544	31,392
Provisions and reserves	740	1,133
Net operating loss carry forwards	15,306	23,895
Other	81	179

Gross deferred tax assets	$84,344	$90,240
Valuation allowance	(6,200)	(11,359)

Total deferred tax asset	$78,144	$78,881

Deferred tax liabilities:
Deferred revenues	—	1,806

Total deferred tax liabilities	$—	$1,806

Net deferred tax asset	$78,144	$77,075

Deferred tax asset – current portion	$18,394	$24,361
Deferred tax asset – non-current portion	59,750	53,805
Deferred tax liability – current portion	—	1,091
Deferred tax liability – non-current portion	—	—

Net deferred tax asset	$78,144	$77,075

The Company maintains a valuation allowance on net operating losses and other deferred tax assets in jurisdictions for which it does not believe it is more-likely-than-not to realize those deferred tax assets based upon all available positive and negative evidence, including historical operating performance, carryback periods, reversal of taxable temporary differences, tax planning strategies and earnings expectations. The Company’s valuation allowance increased by $5,464 and $5,159 for the years ended December 31, 2011 and 2012, respectively.

The primary reason for the increase in tax expense for the year ended December 31, 2012 is the result of a deferred tax asset that arose due to a group restructuring that occurred in 2011. By undertaking this restructuring the Company optimized its tax rate and additional tax depreciation on certain assets, both of which result in cash tax savings to the Company thereby making additional cash available to the Company for additional investments in such areas as research and development.

As of December 31, 2012, the Company had net operating loss carry forwards of approximately $95,176 which will be available to offset future taxable income. If not used, approximately $73,133 of these carry forwards will expire between 2015 and 2031. The remaining portion of the carry forwards arose in jurisdictions where losses do not expire.

The Company intends to remit all earnings in its foreign subsidiaries but has determined that these earnings can be remitted tax free so no deferred tax liability has been established for any unremitted earnings.

The Company accounts for its uncertain tax positions in accordance with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (“FASB ASC 740-10”). As of December 31, 2011 and December 31, 2012, the Company had no unrecognized tax benefits. During the year ended December 31, 2011, the Company settled its sole uncertain tax position resulting in a benefit of $638.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in tax expense. The Company had no amounts accrued for interest and penalties during the years presented.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	Year Ended December 31,
	2010	2011	2012
Balance at January 1,	$—	$1,541	$—
Additions for tax positions taken during the current period	1,541	—	—
Reductions due to settlements with taxing authorities	—	(1,541)	—

Balance at December 31,	$1,541	$—	$—

The Company files numerous consolidated and separate company income tax returns in its domestic and foreign jurisdictions. The Company has no ongoing examinations with local tax authorities. The Company does not expect the amount of unrecognized tax benefits to materially change within the next twelve months. The table below summarizes the open tax years in major jurisdictions as of December 31, 2012:

Jurisdiction	Open Years	Ongoing Examinations
Netherlands	2006 - 2012	N/A
Czech Republic	2010 - 2012	N/A
United Kingdom	2011, 2012	N/A
United States	2010 - 2012	N/A
Germany	2009 - 2012	N/A
France	2010 - 2012	N/A
Hong Kong	2010 - 2012	N/A
Cyprus	2011, 2012	N/A
China	2010 - 2012	N/A
Israel	2007 - 2012	N/A
Switzerland	2010 - 2012	N/A

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share

Note 24. Earnings Per Share

In accordance with ASC 260 “Earnings Per Share”, basic earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period. Diluted earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of share options (using the treasury shares method), shares issuable upon subscription of AVG shares by TuneUp former owners (using the treasury shares method) and ordinary shares issuable upon the conversion of the Company’s Class D preferred shares to ordinary shares (using the if-converted method).

The Company applied the two-class method when computing its earnings per share, which requires that net income per share for each class of share (ordinary shares and preferred shares) be calculated assuming 100% of the Company’s net income is distributed as dividends to each class of share based on their contractual rights. Class D preferred shareholders had the right to participate with ordinary shareholders in dividends and unallocated income. Since the conversion of Class D preferred shares to ordinary shares on February 7, 2012, the Company has only one class of securities that participate in dividends. Therefore the two-class method is not applicable for computing the earnings per share for the financial year 2012.

The following table sets forth the computation of basic and diluted earnings per outstanding ordinary share:

	Year Ended December 31,
	2010	2011	2012
Numerator:
Net income	$57,912	$100,432	$45,817
Preferred share dividends	(7,210)	(7,208)	(753)
Distributed and undistributed earnings to participating securities	(12,676)	(27,513)	—

Net income available to ordinary shareholders - basic	$38,026	$65,711	$45,064
Preferred share dividends	—	—	753

Net income available to ordinary shareholders - diluted	$38,026	$65,711	$45,817
Denominator:
Weighted-average ordinary shares outstanding - basic	36,000,000	36,000,000	52,395,427
Potential ordinary shares	2,585,664	2,974,953	1,913,091

Weighted-average ordinary shares outstanding - diluted	38,585,664	38,974,953	54,308,518

Earnings per ordinary share - basic	$1.06	$1.83	$0.86
Earnings per ordinary share - diluted	$0.99	$1.69	$0.84

The following securities that could potentially dilute basic earnings per share in the future have been excluded from the above computation of earnings per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2010	2011	2012
Class D preferred shares	12,000,000	12,000,000	—
Options to purchase ordinary shares	6,250	247,313	2,710,994

Anti-dilutive shares	12,006,250	12,247,313	2,710,994

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

Note 25. Subsequent Events

Asset purchase agreement

On January 28, 2013, AVG Netherlands B.V. and OpenInstall, Inc. entered into an asset purchase agreement to acquire certain assets and liabilities from Angle Labs, a mobile application developer based in the United States for a consideration of $3.2 million.

Expiry of put option over our investment in Scene LLC

On February 28, 2013 our put option to require the repurchase of our 15% investment in Scene LLC expired and is no longer exercisable. Scene LLC still has a call option to repurchase that investment at its carrying value of $9.75 million that expires on May 30, 2013.

Termination of our equity investment in Zbang It Ltd

In March 2013 we agreed to terminate our equity investment in Zbang It Ltd, a developer of mobile applications. As part of this transaction, we acquired the rights to the technology developed by Zbang It Ltd for consideration of $1.4 million, and Zbang It Ltd repaid its loan due to AVG of $1.2 million. We sold our shares in Zbang It Ltd to its founder for one U.S. dollar, following which Zbang It Ltd has ceased to be an equity affiliate.

Cyprus bank bail out

In March 2013, the government of Cyprus announced plans to impose a levy on deposits with Cypriot banks and to increase corporate income taxes from 10% to 12.5% as part of a package to bail out the Cypriot banking system. The one-off bank levy was immaterial. If the proposed increased corporate income tax rate of 12.5% had applied to the 2012 fiscal year, the current tax payable for the year in Cyprus would have been increased by an amount on the order of $0.7 million.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements of AVG Technologies N.V. and its wholly-owned subsidiaries are prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Subsidiaries are defined as being those companies over which AVG Technologies N.V. has control through a majority of voting rights to exercise control or to obtain the majority of the benefits and be exposed to majority of the risk. Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases. All intercompany accounts and transactions have been eliminated in consolidation.

Investment in equity affiliate

Investment in equity affiliate

Investments in the common shares of companies, in which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor’s share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever it is determined that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income by the Company and such amount reflects adjustments similar to those made in preparing consolidated financial statements including adjustments to eliminate intercompany gains and losses, and to amortize, if appropriate, any differences between the Company’s cost and underlying equity in net assets of the investee as of the date of acquisition.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are based upon historical factors, current circumstances and the experience and judgment of management. Management evaluates its assumptions and estimates on an ongoing basis. Actual results could differ from those estimates.

Concentrations of credit risk

Concentrations of credit risk

A significant portion of the Company’s revenue and net income is derived from international sales and resellers and distributors. Fluctuations of the U.S. dollar against other currencies, changes in local regulatory or economic conditions, piracy, or non-performance by resellers or distributors could adversely affect operating results.

The majority of platform-derived revenue from the Company’s dynamic secure search was generated through agreements with search engine companies. The Company’s revenue generated by Google accounted for 44% of the Company’s total revenue in 2012 (28% in 2011). Changes in local regulatory or economic conditions, piracy, or non-performance of Google could adversely affect operating results.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The credit risk in trade accounts receivable is substantially mitigated by the Company’s credit evaluation process, reasonably short collection terms, and the geographical dispersion of sales transactions. The Company does not obtain rights to collateral to reduce its credit risk.

Foreign currency

Foreign currency

The reporting currency of the Company is the U.S. dollar. The functional currency of AVG Technologies N.V. is the U.S. dollar as it is the currency of the primary economic environment in which its operations are conducted. The functional currency of the Company’s subsidiaries is generally the local currency of such entity. Transactions in currencies other than the functional currency of the Company are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the operation’s functional currency are remeasured at rates of exchange prevailing at the balance sheet date to the operation’s functional currency. Foreign currency transaction gains and losses are included in other income (expense), net, in the consolidated statements of comprehensive income.

Upon consolidation, the results of operations of subsidiaries, whose functional currency is other than the reporting currency of the Company, the U.S. dollar, are translated at the average exchange rate for the period. Assets and liabilities, excluding equity account balances which are translated at historical rates, are translated at period end exchange rates.

The translation adjustments resulting from this process are included as a component of accumulated other comprehensive income (loss). In the event of liquidation of a foreign subsidiary, the accumulated translation adjustment attributable to that foreign subsidiary is reclassified from accumulated other comprehensive income (loss) and included in other income (expense), net.

Revenue recognition

Revenue recognition

The Company’s revenue, which is presented net of sales taxes and any other similar assessments, is derived from the following sources: (i) subscription revenue, which principally consists of revenue from term-based and perpetual software license agreements, bundled with maintenance and support and (ii) platform-derived revenues.

The Company applies software revenue recognition guidance to all transactions except those where no software is involved. The Company markets and distributes its software products both as stand-alone products and as integrated product suites. The Company recognizes its software revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) fees are fixed or determinable and (iv) collectability is probable. If the Company determines that any one of the four criteria is not met, the Company defers recognition of revenue until all the criteria are met.

Persuasive evidence is a binding purchase order or license agreement. Delivery generally occurs upon delivery of a license key. If a significant portion of a fee is due after the Company’s normal payment terms of typically up to 90 days, the Company recognizes revenue as the fees become due. If the Company determines that collection of a fee is not reasonably assured, the Company defers the fees and recognizes revenue upon cash receipt, provided all other revenue recognition criteria are met.

Subscription revenues

The Company sells term-based software licenses through direct sales to customers and indirect sales with partners, distributors and resellers. The term-based license agreements include free maintenance and support services (including the right to receive unspecified upgrades/enhancements of the Company’s products on a when-and-if-available basis), for which vendor-specific objective evidence (“VSOE”) of the fair value of undelivered elements does not exist. These arrangements are offered to customers over a specified period of time, and the Company recognizes all revenue from the arrangement ratably over the license term, which coincides with the maintenance and support service period.

The Company also sells perpetual software licenses primarily through indirect sales with partners, distributors and resellers and, to a lesser extent, through direct sales to customers. The perpetual license agreements include free maintenance and support services (which include the right to bug fixes, but exclude the right to receive unspecified upgrades/enhancements of the Company’s product on a when-and-if-available basis), for which VSOE of the fair value of undelivered elements does not exist. The Company recognizes all revenue from arrangements ratably over the expected term for providing maintenance and support services.

The Company initiates revenue recognition from the indirect sales channel upon sell-through by the distributor or reseller. For licensing of the Company’s software to partners, revenue is recognized when the partner reports the sale of the software products to an end-user, generally on a monthly basis. These arrangements are generally offered to distributors, resellers and partners over a specified period of time, and the Company recognizes the related revenue ratably over the license term, which coincides with the maintenance and support period.

Deferred revenue consists principally of the unamortized balance of arrangements which include term-based and perpetual software license agreements, bundled with maintenance and support.

The Company reduces revenue for estimates of sales incentives and sales returns. On occasion, the Company offers additional channel rebates and end-user rebates for specified products for a limited period. The Company estimates reserves for channel rebates based on distributors’ and resellers’ actual performance against the terms and conditions of the rebate programs. The reserves for end-user rebates are estimated based on the terms and conditions of the promotional program, actual sales during the promotion, the number of actual redemptions received, historical redemption trends by product and by type of promotional program, and the value of the rebate. Additionally, end users may return the Company’s products, subject to varying limitations, through distributors and resellers or to the Company directly for a refund within a reasonably short period from the date of purchase. The Company estimates and records reserves for sales returns based on historical experience.

Platform-derived revenues

Platform-derived revenues are principally generated from third party Internet search engines rather than through direct contracts with advertisers. The third parties are obligated to pay the Company a portion of the revenue they earn from advertisers as compensation for the Company’s display of advertisements to end users on its Internet properties. Amounts earned from such third parties are reflected as revenue in the period in which such advertising services are provided.

To a lesser extent, Platform-derived revenues consist of fees earned through collaborative arrangements with third parties, whereby the Company incorporates content or functionality of the third party into the Company’s product offerings. Fees earned in a period are generally based on the number of active clients with the installed third party content or functionality multiplied by the applicable client fee.

Each contract is evaluated to determine whether the Company is the primary obligor in the arrangement. When the Company concludes that it is not the primary obligor, revenues are recognized on a net basis.

Cost of revenue

Cost of revenue

The cost of revenue related to subscription revenues primarily consists of customer support, costs of electronic downloads, amortization of purchased technology and costs of packaging.

The cost of revenue related to platform-derived revenues primarily consists of fees paid to third parties that distribute the Company’s search solutions.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents exclude restricted cash.

Trade accounts receivable

Trade accounts receivable

Trade accounts receivable are amounts due from customers for products and licenses sold in the ordinary course of business. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible trade receivables. Additions to the allowance for doubtful accounts are recorded as general and administrative expenses. The Company reviews its trade receivables to identify specific customers with known disputes or collectability issues. In addition, the Company maintains an allowance for all other receivables not included in the specific reserve by applying specific rates of projected uncollectible receivables to the various aging categories. In determining these percentages, the Company analyzes its historical collection experience, customer credit-worthiness, current economic trends and changes in customer payment terms.

Derivative instruments and hedging activities

Derivative instruments and hedging activities

The Company periodically enters into foreign currency option contracts to reduce the risks associated with changes in foreign currency exchange rates. The Company recognizes all derivatives on the balance sheet at fair value. The foreign currency contracts do not meet the requirements for hedge accounting.

Inventories

Inventories

Inventories primarily consist of finished goods and are stated at the lower of cost or market. Cost is determined using the first-in, first-out method. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolescence or impaired balances.

Property and equipment

Property and equipment

Property, equipment and leasehold improvements are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful lives to their residual value of the related assets, generally as follows:

•	computer equipment - two to four years;

•	office furniture and equipment - two to five years;

•	vehicles - four to five years; and

•	leasehold improvements - the shorter of the lease term or the estimated useful life of the asset.

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Leased assets

Leased assets

The Company has various operating leases for its buildings and equipment. Leases that do not transfer substantially all of the benefits and risks of ownership to the lessee or meet any of the other criteria for capitalization are classified as operating leases. For these leases, lease payments are recognized as expense on a straight-line basis over the lease term. The Company does not have any leases classified as a capital lease.

Dividends	Dividends Dividends are declared in accordance with the relevant laws and regulations applicable to AVG Technologies N.V. and are recognized when they become legally payable.
Business combinations

Business combinations

The Company uses the acquisition method of accounting under the authoritative guidance on business combinations.

The acquired company’s operating results are included in the Company’s consolidated financial statements starting on the date of acquisition. The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred, including liabilities related to contingent consideration. Changes in fair value of contingent consideration subsequent to the acquisition date are recognized in the consolidated statements of comprehensive income in the period in which they occur.

Tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition are recorded at the acquisition date fair value. Goodwill is recognized for the excess of purchase price over the net fair value of assets acquired and liabilities assumed. When the fair value of net assets acquired exceeds the fair value of consideration transferred plus any non-controlling interest in the acquiree, the excess is recognized as a gain.

Amounts allocated to assets and liabilities are based upon fair values. The determination of such fair values requires management to make significant estimates and assumptions, especially with respect to the identifiable intangible assets. Those estimates are based upon assumptions believed to be reasonable and that of a market participant and are based on historical experience and information obtained from the management of the acquired companies. The separately identifiable intangible assets primarily consist of developed technology and customer relationships. The Company estimates the fair value of deferred revenue related to product support assumed in connection with acquisitions. The estimated fair value of deferred revenue is determined by estimating the costs related to fulfilling the obligations plus a normal profit margin. The estimated costs to fulfill the support contracts are based on the historical direct costs related to providing the support.

When pre-acquisition contingencies are identified, the Company estimates the fair value of such contingencies, which are included under the acquisition method as part of the assets acquired or liabilities assumed, as appropriate. Differences from these estimates are recorded in the consolidated statements of comprehensive income in the period in which they are identified.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of tangible and identifiable intangible assets acquired less liabilities assumed. The Company performs an annual impairment test in the fourth quarter of each financial year or more frequently if impairment indicators are present. The Company operates in one operating segment and this segment comprises its only reporting unit.

For 2010, the Company performed the two-step annual impairment test and no impairment losses were identified. In quarter four of 2011, the Company adopted the guidance in ASU No. 2011-08, “Intangibles, Goodwill and Other (Topic 350), Testing Goodwill for Impairment” for its annual goodwill impairment test. In performing the 2011 and 2012 goodwill impairment tests, the Company assessed relevant qualitative factors to determine whether it is more likely than not that the fair value of its one reporting unit is less than its carrying amount. The qualitative factors AVG considered included, but were not limited to, general economic conditions, outlook for the software industry, the Company’s recent and forecasted financial performance and the fair value of the Company’s shares. After considering such factors, the Company concluded it is not more likely than not that the fair value of its reporting unit is less than its carrying amount and thus did not perform the two-step impairment test.

Intangible assets

Intangible assets

In connection with its acquisitions, the Company generally recognizes assets for customer relationships and developed technology, which consists of acquired product rights, technologies and databases. Finite-lived intangible assets are carried at cost less accumulated amortization. Such amortization is provided on a straight-line basis over the estimated useful lives of the respective assets, generally from two to five years. Amortization for developed technology is recognized in Cost of revenue. Amortization for customer relationships is recognized in sales and marketing.

In connection with software development costs, the Company recognizes assets for software programs to be used solely to meet the Company’s internal needs. The recognized assets concern the costs incurred during the application development stage for these software programs. Amortization is computed on a straight-line basis over the estimated useful lives generally between three to five years.

The Company assesses the impairment of identifiable intangible assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Recoverability of certain finite-lived intangible assets, particularly customer relationships, is measured by the comparison of the carrying amount of the asset group to which the assets are assigned to the sum of the undiscounted estimated future cash flows the asset group is expected to generate. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value. Recoverability of developed technology is measured by the comparison of the carrying amount of the asset to the sum of undiscounted estimated future product revenues offset by estimated future costs to dispose of the product. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value.

Investments

Investments

Debt securities are classified as held-to-maturity and carried at amortized cost as management has the positive intent and ability to hold them until maturity. Dividend and interest income from these securities shall be included in earnings. Management evaluates debt securities for other-than-temporary impairment (“OTTI”) in each reporting period and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: i) OTTI related to credit loss, which is recognized in earnings and ii) OTTI related to other factors, which is recognized in other comprehensive income (loss).

Income taxes

Income taxes

The income tax expense for the period comprises current and deferred tax. Income tax is recognized in the consolidated statements of comprehensive income, except to the extent it relates to items recognized in other comprehensive income or directly in equity. The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards in each jurisdiction in which the Company operates. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. Unless otherwise disclosed, goodwill is not deductible for tax purposes. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Tax returns are subject to examination by various taxing authorities. Although the Company believes that adequate accruals have been made in each period for unsettled issues, additional benefits or expenses could occur in future years from resolution of outstanding matters. The Company records additional expenses each period relating to the expected interest and penalties it would be required to pay a tax authority if the Company does not prevail. Management continues to assess the Company’s potential tax liability and revises its estimates. The Company applies the authoritative guidance on income taxes that prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Share-based compensation

Share-based compensation

Compensation costs related to employee share option grants are based on the fair value of the options on the date of grant, net of estimated forfeitures. Compensation costs on share based awards with graded vesting are recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award.

Liabilities with respect to cash-settled, share-based compensation are recognized as a liability and re-measured at each balance sheet date through the consolidated statement of comprehensive income.

Advertising costs

Advertising costs

Advertising costs are charged to operations as incurred, when service is received or goods are delivered, and include electronic and print advertising, trade shows, collateral production and all forms of direct marketing.

Research and development

Research and development

Research and development costs include salaries and benefits of researchers and engineers, supplies and other expenses incurred in research and development efforts. Costs incurred in the research phase of new software products are expensed as incurred. The Company expenses software development costs, including costs to develop software products to be marketed to external users, before technological feasibility of such products is reached. The Company has determined that technological feasibility was reached shortly before the release of those products and as a result, the development costs incurred after the establishment of technological feasibility and before the release of those products were not material, and accordingly, were expensed as incurred.

Employee benefit plan

Employee benefit plan

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation.

Termination benefits and other termination costs

Termination benefits and other termination costs

Contractual termination benefits are payable when employment is terminated due to an event specified in the provisions of a social/labor plan or statutory law. A liability is recognized when it is probable that employees will be entitled to the benefits and the amount can be estimated. One time termination benefits are payable when the Company offers, for a short period of time, additional benefits to employees electing voluntary termination, including early retirement. A liability is recognized when the Company is committed to make payments and the number of affected employees and the benefits received are known to both parties. Other involuntary termination benefits are payable when employment is terminated due to an event not specified in the provisions of a social/labor plan or statutory law. A liability is recognized when the Company is demonstrably committed to terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal and can reasonably estimate such amount. Benefits falling due more than 12 months after the balance sheet date are discounted to present value.

Contract termination costs for a contract terminated before the end of its term are recognized when the Company terminates the contract in accordance with the contract terms. A liability for costs that will continue to be incurred under a contract for its remaining term without economic benefit to the entity is recognized at the cease-use date. Other costs associated with an exit or disposal activity are recognized when incurred, even if the costs are incremental to other operating costs.

Loss contingencies

Loss contingencies

The Company provides for contingent liabilities when (i) it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is required for loss contingencies that do not meet both these conditions if there is a reasonable possibility that a loss may have been incurred.

Financing costs

Financing costs

Financing costs include an original issue discount, financing arrangement fees and legal fees associated with the Company’s long-term debt. These costs are amortized over the life of the related debt using the effective interest method and are included in interest and finance costs. Amounts paid to lenders or required to be paid to third parties on the lender’s behalf are classified as a contra to debt.

Segment reporting

Segment reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the chief executive officer (“CEO”). The CEO reviews financial information presented on a consolidated basis for evaluating financial performance and allocating resources. There are no segment managers who are held accountable for operations below the consolidated financial statement level. Accordingly, the Company reports as a single reporting segment.

Earnings per share

Earnings per share

In accordance with Accounting Standards Codification (“ASC”) 260 “Earnings Per Share”, basic earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period. Diluted earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of share options (using the treasury method), upon subscription of AVG shares by TuneUp former owners and upon the conversion of the Company’s Class D preferred shares.

The Company applied the two-class method when computing its earnings per share, which required that net income per share for each class of share (ordinary shares and preferred shares) be calculated assuming 100% of the Company’s net income is distributed as dividends to each class of share based on their contractual rights. Until the conversion date at the closing date of the IPO, the Class D Preferred shareholders had the right to participate with ordinary shareholders in dividends and unallocated income.

Share issuance costs

Share issuance costs

Direct costs incurred in obtaining capital by issuing shares, as well as costs incurred through contractual obligations for other offerings are deducted from the related proceeds and the net amount recorded as additional paid-in capital in the period when such shares are issued.

Treasury shares

Treasury shares

Treasury shares refer to the Company’s own outstanding shares that were reacquired by the Company. Treasury shares that were repurchased for purposes other than retirement, or whose ultimate disposition has not yet been decided, are recognized at cost and deducted from shareholders’ deficit. When the treasury shares are reissued, proceeds in excess of cost are credited to Additional paid-in capital. Any deficiency is charged to Retained earnings. Any ordinary shares that the Company holds in its own capital may not be voted and no dividends are allocated to the treasury shares.

Adopted accounting pronouncements

Adopted accounting pronouncements

Fair Value Measurement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new guidance related to Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”), changes some fair value measurement principles and requires additional disclosure. The Accounting Standards Update (“ASU”) was effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this amendment in 2012 did not have a material effect on the presentation of our consolidated financial statements.

Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, related to ASC Topic 220, Comprehensive Income: Presentation of Comprehensive Income and in December 2011 the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which was effective from interim and annual periods beginning on or after December 15, 2011. These standards eliminate the previous option to report other comprehensive income and its components in the statement of shareholders’ deficit. The amendments in this update were early adopted by the Company in 2011 and did not have a material impact on the consolidated financial statements.

Testing indefinite-lived intangible assets for impairment

In July 2012, the FASB issued ASU 2012-02 related to ASC Topic 350, Intangibles – Goodwill and Other. The accounting standard update adds an optional qualitative assessment for determining whether an indefinite-lived intangible asset is impaired, similar to the goodwill guidance issued in ASU 2011-08. Companies have the option to first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50%) that an indefinite-lived intangible asset is impaired. If a company determines that it is more likely than not that the fair value of such an asset exceeds its carrying amount, it would not need to calculate the fair value of the asset in that year. However, if a company concludes otherwise, it must perform the annual quantitative impairment test. The guidance was early adopted by the Company in 2012 and did not have a material impact on the consolidated financial statements given the immaterial carrying amount of indefinite-lived intangible assets.

Recent accounting pronouncements not adopted

Recent accounting pronouncements not adopted as of December 31, 2012

Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. The differences in the offsetting requirements account for a difference in the amounts presented in statements of financial position (balance sheets) prepared in accordance with U.S. GAAP and IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this amendment does not have a material impact on the presentation of our consolidated financial statements.

Technical corrections and improvements

In October 2012, the FASB issued ASU No. 2014-04, Technical Corrections and Improvements. This ASU makes certain technical corrections (i.e., relatively minor corrections and clarifications) and “conforming fair value amendments” to the FASB Accounting Standards Codification (the “Codification”). The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not anticipate material impacts on our consolidated financial statements upon adoption.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Open Install Inc
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$41
Intangible assets(2)	3,265
Deferred tax liabilities	(1,216)
Goodwill(3)	3,559

Total purchase consideration	$5,649

(1)	Net assets included property and equipment of $19, and net working capital of $22. The cash acquired in the transaction totaled $102.
(2)	Intangible assets included developed technology of $3,200 and domain names of $65, which are amortized over their estimated useful lives of 5 and 8 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of OpenInstall technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,049
Deferred purchase consideration(4)	1,600

$5,649

(4)	The purchase consideration was deferred for a period up to 12 months after the acquisition date and was paid during the financial year 2012.

Crossloop Inc
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Net assets	$—
Intangible assets(1)	600
Goodwill	—

Total purchase consideration	$600

(1)	Intangible assets included developed technology of $600, which is amortized over its estimated useful life of 5 years.

Components of consideration:
Cash consideration paid	$500
Cash consideration expected to be paid in earn-out payment (2)	100

$600

(2)	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions.

Avalanche
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$672
Intangible assets(2)	3,974
Goodwill(3)	5,647

Total purchase consideration	$10,293

(1)	Net assets included property and equipment of $162, deferred tax assets of $644 and net working capital and other liabilities of $(134).
(2)	Intangible assets included customer list of $3,797, software of $21 and other intangible assets of $156, which are amortized over their estimated useful lives of 5, 3 and 2 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Avalanche distribution network.

Components of consideration:
Cash consideration paid	$7,450
Cash consideration expected to be paid in earn-out payment(4)	2,843

$10,293

(4)

If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value of the performance earn-out is $2,843.

Droid Security Ltd
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill, were determined as follows:

Net liabilities(1)	$(297)
Intangible assets(2)	1,104
Goodwill(3)	4,782

Total purchase consideration	$5,589

(1)	Net liabilities included deferred tax liability of $276 and net working capital and other liabilities of $21. The cash acquired in the transaction totaled $525.
(2)	Intangible assets included developed technology of $1,104, which is amortized over its estimated useful life of 4 years.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Droid software with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,400
Cash consideration expected to be paid in earn out payments(3)	1,189

$5,589

(3)

Earn out payments are capped at $5,300 and are primarily based on the number of users of Droid software in the period from acquisition to December 31, 2013. A portion of earn out payments with a fair value of $1,189 was classified as contingent consideration, with the remaining portion classified as compensation expense. During financial years 2011 and 2012, the Company paid in earn out payments classified as contingent consideration $738 and $546, respectively. In addition the Company recorded compensation expense of $1,142 and $2,461, respectively. The increase in 2012 compared to 2011 is a consequence of reassessed expected number of users, which resulted in the recognition of an additional compensation expense of $2,080 in 2012.

IMedix Web Technologies Limited
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill, were determined as follows:

Net liabilities(1)	$(1,262)
Intangible assets(2)	3,634
Goodwill(3)	3,300

Total purchase consideration	$5,672

(1)	Net liabilities included a deferred tax liability of $808 and net working capital and other liabilities of $454. The cash acquired in the transaction amounted to $600.
(2)

Intangible assets included developed technology of $2,824, customer relationships of $539 and trade-names, which were classified as indefinite-lived intangibles, of $271. Developed technology and customer relationships are amortized over their estimated useful lives of 5 years and 3 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of iMedix software with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$3,761
Deferred purchase consideration(4)	1,911

$5,672

(4)

The purchase consideration was deferred for the period of 12 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders. During financial year 2012, the Company paid $1,900 of deferred purchase consideration.

Tune Up Software Gmbh
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising at acquisition, were determined as follows:

	Historic cost	Fair value adjustments	Fair value
Assets acquired:
Cash and cash equivalents(1)	$2,567	$—	$2,567
Trade accounts receivable, net	829	—	829
Inventories	74	—	74
Prepaid expenses and other current assets	826	644	1,470
Property and equipment, net	815	—	815
Intangible assets(2)	28	17,062	17,090
Goodwill(3)	—	29,195	29,195

Total assets acquired	5,139	46,901	52,040
Liabilities assumed:
Accounts payable	658	—	658
Accrued and other liabilities	1,854	—	1,854
Deferred revenues	14,941	(13,784)	1,157
Deferred taxes	—	3,351	3,351

Total liabilities assumed	17,453	(10,433)	7,020

Net assets acquired	$(12,314)	$57,334	$45,020

Components of consideration:
Cash consideration paid(1)			$34,430
Cash consideration expected to be paid in earn out payments(4)			10,590

			$45,020

(1)

Included in cash consideration paid is €5 million ($7.1 million) paid by AVG Technologies CY (a wholly owned subsidiary of AVG Technologies N.V.) in exchange for the internally developed intellectual property of TuneUp, which was received by TuneUp on August 17, 2011, prior to the closing of the acquisition. This has been adjusted from the cash and cash equivalents at acquisition of TuneUp along with a dividend payment of €3.5 million ($5.0 million) paid to the founders of TuneUp which was paid using the funds received from AVG Technologies CY immediately prior to acquisition.

(2)

Intangible assets included developed technology of $6,252, customer relationships of $1,378, brand and domain names of $9,432 and other intangibles of $28. Developed technology, customer relationships, brand and domain names and other intangibles are amortized over their estimated useful lives of 4 years, 5 years, 8 years and 4 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of TuneUp software with the Company’s existing solutions.
(4)

Contingent cash consideration up to €10.0 million ($14.4 million), which, on the date of acquisition, was estimated to have a fair value by the Company at €7.4 million ($10.6 million), was contingent based on the EBITDA value achieved and revenues generated from sales of TuneUp during financial year 2011. A payment of €7.5 million ($9.2 million) was made during the financial year 2012.

Unaudited Proforma Financial Information

The following unaudited pro forma financial information presents the Company’s combined results with TuneUp as if the acquisition had occurred at the beginning of 2010.

	Year Ended December 31,
	2010	2011
Pro forma net revenue	$228,460	$281,506
Pro forma net income	$43,868	$98,277

AVG Distribution Switzerland AG
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net liabilities(1)	$(598)
Intangible assets(2)	4,741
Goodwill(3)	1,295

Total purchase consideration	$5,438

(1)	Net liabilities included deferred tax liability of $474 and net working capital and other liabilities of $124. The cash acquired in the transaction totaled $669.
(2)

Intangible assets included developed technology of $625, customer relationships of $4,099 and brand and domain names of $17, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of AVG DACH distribution network.

Components of consideration:
Cash consideration paid	$5,438

$5,438

Bsecure
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net liabilities(1)	$584
Intangible assets(2)	4,510
Goodwill(3)	1,445

Total purchase consideration	$6,539

(1)	Net assets included deferred revenue liability of $832, deferred tax assets of $1,166 and net working capital and other assets of $250.
(2)

Intangible assets included developed technology of $4,000, customer relationships of $490 and brand and domain names of $20, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Bsecure technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,799
Cash consideration expected to be paid in earn out payments(4)	1,740

$6,539

(4)

The earn out payments with a fair value of $1,740 are dependent upon achievement of certain milestones and were classified as contingent consideration. A payment of $2,000 was made during the financial year 2012.

Walling Data Systems Inc
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising, were determined as follows:

Net tangible assets	$122
Intangible assets(1)	1,459
Goodwill(2)	1,404

Total purchase consideration	$2,985

(1)	Intangible assets included customer relationships of $1,273, as well as developed technology of $186, which are amortized over their estimated useful lives of 2-14 years and 1.5 years, respectively.
(2)

Goodwill is tax deductible. The goodwill amount resulted primarily from the Company’s expectation of synergies from the integration of WDS distribution network and certain intangible assets that do not meet the criteria for separate recognition.

Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts

The allowance for doubtful accounts is comprised of the following activity:

	Year Ended December 31,
	2010	2011	2012
Balance at beginning of period	$332	$976	$1,734
Charged to operating expenses	798	884	216
Amount written-off or used	(154)	(126)	(138)

Balance at end of period	$976	$1,734	$1,812

Reserve for Product Returns

The reserve for product returns is comprised of the following activity:

	Year Ended December 31,
	2010	2011	2012
Balance at beginning of period	$877	$715	$1,228
Charged against revenue	725	2,107	2,990
Amount written-off or used	(887)	(1,594)	(2,151)

Balance at end of period	$715	$1,228	$2,067

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

The following table summarizes property and equipment by categories for the periods presented:

	December 31,
	2011	2012
Computer equipment	$15,053	$23,015
Office furniture and equipment	3,458	4,261
Vehicles	3,073	3,428
Leasehold improvements	3,040	3,344

Total property and equipment	24,624	34,048
Less: accumulated depreciation	(12,188)	(19,454)

Total property and equipment, net	$12,436	$14,594

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Customer relationships	$11,697	$(3,792)	$7,905	4.0 years
Developed technology	24,607	(10,601)	14,006	4.0 years
Software	9,272	(4,623)	4,649	2.5 years
Brand and domain names and other intangibles	9,450	(1,278)	8,172	7.5 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$55,329	$(20,294)	$35,035

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Customer relationships	$15,600	$(6,304)	$9,296	4.0 years
Developed technology	25,821	(12,133)	13,688	4.0 years
Software	18,208	(7,737)	10,471	5.0 years
Brand and domain names and other intangibles	9,867	(2,418)	7,449	6.5 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$69,799	$(28,592)	$41,207

Future Amortization Expense for Intangible Assets

Total future amortization expense for intangible assets that have definite lives, based upon the Company’s existing intangible assets and their current estimated useful lives as of December 31, 2012, is estimated as follows:

2013	$12,036
2014	10,727
2015	8,192
2016	5,624
2017	2,492
Thereafter	1,833

Total	$40,904

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

	Year Ended December 31,
	2011	2012
Net balance as of January 1	$33,919	$71,367
Acquired through acquisitions(1)	40,017	9,206
Adjustments(2)	1,055	—
Effects of foreign currency exchange(3)	(3,624)	703

Net balance as of December 31	$71,367	$81,276

(1)	See Note 3 for acquisitions completed in financial years 2011 and 2012.
(2)	Adjustments to goodwill are related to contingent consideration related to 2007 acquisitions paid in 2011.
(3)	There were no accumulated goodwill impairment losses as of December 31, 2011 and 2012.

Investment in Equity Affiliate (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Investment in Equity Affiliate

The changes in investment in equity affiliate are as follows:

	Year Ended December 31,
	2011	2012
Net balance as of January 1	$753	$511
Result from investment in equity affiliate	(242)	(511)

Net balance as of December 31	$511	$—

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt Under Credit Facility

The amount of long-term debt under the Credit Facility shown in the accompanying consolidated balance sheet is analyzed as follows:

	December 31,
	2011	2012
Principal	$235,000	$235,000
Principal repaid	—	(134,137)

Outstanding amount	235,000	100,863
Unamortized deferred financing costs	(9,560)	(3,632)

Total debt	225,440	97,231
Less current portion	(41,125)	(12,226)

Non-current portion	$184,315	$85,005

Mandatory Principal Payments Under Credit facility	As of December 31, 2012, the mandatory principal payments under the credit facility are as follows:

2013	$12,226
2014	12,226
2015	12,226
2016	64,185

Total	$100,863

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Foreign Currency Contracts Outstanding

The fair value of foreign currency contracts outstanding is presented below:

	December 31, 2011		December 31, 2012
	Notional U.S. dollar Equivalent	Asset Fair Value	Notional U.S. dollar Equivalent	Asset Fair Value
Foreign currency contracts	$20,000	$161	$17,000	$40

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts (1)	$—	$161	$—	$161

Total assets measured at fair value	$—	$161	$—	$161

Liabilities:
Contingent purchase consideration liabilities (2)	$—	$—	$12,835	$12,835

Total liabilities measured at fair value	$—	$—	$12,835	$12,835

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts (1)	$—	$40	$—	$40

Total assets measured at fair value	$—	$40	$—	$40

Liabilities:
Contingent purchase consideration liabilities (2)	$—	$—	$3,395	$3,395

Total liabilities measured at fair value	$—	$—	$3,395	$3,395

(1)	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.
(2)

The fair values of the contingent purchase consideration liabilities were determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.

Summary of Changes in Value of Level 3 Financial Liabilities

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities:

	Year Ended December 31,
	2010	2011	2012
Fair value - beginning of period	$6,384	$3,159	$12,835
Additions due to acquisitions	—	13,519	2,943
Change in fair value of Level 3 liabilities(3)	1,555	425	(130)
Effects of foreign currency exchange	—	(1,101)	(467)
Payments of contingent consideration	(4,780)	(3,167)	(11,786)

Fair value - end of period	$3,159	$12,835	$3,395

(3)

The change in fair value of the contingent purchase consideration liabilities, which was included in general and administrative expenses, is due to the passage of time and changes in the probability of achievement used to develop the estimate.

Consolidated Balance Sheet Detail (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets

Other current assets

Other current assets consist of the following:

	December 31,
	2011	2012
Loan provided to equity affiliate	$510	$1,177
Income tax receivable	3,622	2,367
VAT receivable	912	950
Withholding tax receivable	550	1,490
Foreign currency contracts	161	40
Other receivables	608	660

Total other current assets	$6,363	$6,684

Accrued Compensation and Benefits

Accrued compensation and benefits

Accrued compensation and benefits consist of the following:

	December 31,
	2011	2012
Salary and related benefits	$4,232	$5,724
Accrued vacation	1,446	2,292
Accrued incentive payments	10,263	11,036
Severance accrual	—	2,523

Total accrued compensation and benefits	$15,941	$21,575

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
Accrued legal and professional fees	$4,707	$6,825
Accrued marketing	2,552	3,405
Accrued rent and service costs	671	2,031
Accrued sale commissions, rebates and discounts	2,006	2,517
Other accrued expenses	6,425	8,594
Cash settlement payable to the former owners of TuneUp (Note 22)	—	3,374
Deferred purchase consideration	1,911	—
Contingent purchase consideration	12,606	2,041

Total accrued expenses and other current liabilities	$30,878	$28,787

Other Non-Current Liabilities

Other non-current liabilities

Other non-current liabilities consist of the following:

	December 31,
	2011	2012
Deferred rent	$2,238	$1,746
Contingent purchase consideration	229	1,354
Cash settlement payable to the former owners of TuneUp (Note 22)	—	883
Non-current accrued incentive payments	812	—
Other	118	113

Total other non-current liabilities	$3,397	$4,096

Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Income (Expense) Net

	Year Ended December 31,
	2010	2011	2012
Interest income	$52	$69	$132
Interest on long-term debt	$(23)	$(14,310)	$(15,017)
Amortization of financing costs and loan discount	—	(2,108)	(5,928)
Bank charges and other finance costs	—	(163)	(222)

Interest and finance costs	$(23)	$(16,581)	$(21,167)
Foreign currency exchange transaction gains (losses), net	$2,182	$(73)	$(2,142)
Foreign currency contract gains (losses), net	(353)	(522)	(102)
Dividend income	—	—	339
Other	(136)	3	1

Other, net	$1,693	$(592)	$(1,904)

Total other income (expense), net	$1,722	$(17,104)	$(22,939)

Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Related Liabilities

The following table summarizes the changes in the rationalization of operations related liabilities:

	Severance and other benefits	Closure and other contractual liabilities	Total
Balance at January 1, 2012	$—	$—	$—
Costs incurred and charged to expense	2,885	975	3,860
Costs paid or otherwise settled	(411)	—	(411)
Effects of foreign currency exchange	49	18	67

Balance at December 31, 2012	$2,523	$993	$3,516

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Future Rentals on Non-Cancelable Operating Leases

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2012:

2013	$6,739
2014	5,046
2015	3,636
2016	2,281
2017	1,337
Thereafter	3,234

Total minimum future lease payments	$22,273

Purchase Obligations	The following is a schedule by years of purchase obligations as of December 31, 2012:

2013	$351
2014	4
2015	3
2016	—
2017	—

Total minimum future purchase obligations	$358

Geographic and Major Customer Information (Tables)	12 Months Ended
Dec. 31, 2012
Revenue Attributed to Countries

The following table represents revenue attributed to countries based on the location of the customer:

	Year Ended December 31,
	2010	2011	2012
Revenue:
United States	$127,966	$147,521	$179,893
United Kingdom	33,915	44,831	56,012
Other foreign countries(1)	55,337	80,040	120,061

	$217,218	$272,392	$355,966

(1)	No individual country represented more than 10% of the respective totals.

Revenue Attributed to Region

The following table represents revenue attributed to regions based on the location of the customer:

	Year Ended December 31,
	2010	2011	2012
Revenue:
Americas	$138,988	$163,464	$202,373
EMEA	67,981	94,976	134,133
Asia Pacific	10,249	13,952	19,460

	$217,218	$272,392	$355,966

Property and Equipment, Net of Accumulated Depreciation, by Country

The table below lists the Company’s property and equipment, net, by country.

	December 31,
	2011	2012
Long-lived assets:
Czech Republic	$7,385	$10,980
United States	2,874	2,344
Other foreign countries(1)	2,177	1,270

	$12,436	$14,594

(1)	No individual country represented more than 10% of the respective totals.

Company's Property And Equipment, Net Of Accumulated Depreciation, By Region

The table below lists the Company’s property and equipment, net of accumulated depreciation, by region.

	December 31,
	2011	2012
Long-lived assets:
Americas	$2,874	$2,344
EMEA	9,462	12,087
Asia Pacific	100	163

	$12,436	$14,594

Revenues Derived from Significant Business Partners in Percentages of Total Revenue

Significant customers

Revenues in financial years 2010, 2011 and 2012 included revenues derived from significant business partners as follows (in percentages of total revenue):

	December 31,
	2010	2011	2012
Business partner:
Yahoo!	22%	6%	—
Google	—	28%	44%

Ordinary and Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2012
Company's Authorized, Issued And Outstanding Ordinary Shares

The Company’s authorized, issued and outstanding ordinary shares consist of the following:

	December 31, 2011
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Class A shares (“Class A shares”)	50,437,500	16,200,000	16,200,000	$212
Class B1 shares (“Class B1 shares”)	37,828,125	9,316,224	9,316,224	125
Class B2 shares (“Class B2 shares”)	12,609,375	3,283,776	3,283,776	44
Class C shares (“Class C shares”)	11,250,000	—	—	—
Class E shares (“Class E shares”)	50,437,500	7,200,000	7,200,000	95
Ordinary shares	50,437,500	—	—	—

Total	213,000,000	36,000,000	36,000,000	$476

	December 31, 2012
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,385,951	54,019,154	$722

Total	120,000,000	54,385,951	54,019,154	$722

Company's Authorized, Issued and Outstanding Preferred Shares

The Company’s authorized, issued and outstanding preferred shares consist of the following:

	December 31, 2011
	Shares Authorized	Shares Issued	Shares Outstanding	Carrying value
Class D preferred shares	12,000,000	12,000,000	12,000,000	$191,954

Total	12,000,000	12,000,000	12,000,000	$191,954

	December 31, 2012
	Shares Authorized	Shares Issued	Shares Outstanding	Carrying value
Preferred shares	120,000,000	—	—	$—

Total	120,000,000	—	—	$—

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation Expense under 2009 Option Plan

The following table sets forth the total share-based compensation expense under the 2009 Option Plan as amended and the share-based compensation expense related to the shares of AVG that the former owners of TuneUp will receive subject to their non-competition and other vesting conditions (Note 3) recognized in the consolidated statements of comprehensive income.

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$61	$21	$—
Sales and marketing	2,049	949	2,036
Research and development	1,008	1,116	1,652
General and administrative	3,655	4,310	12,495

Total	$6,773	$6,396	$16,183

Stock Option Activity

Share option activity

The following table summarizes share option activity:

	Number of Share Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Outstanding - January 1, 2010	3,012,039	$3.43	7.63	$39,947
Granted	2,079,666	20.26
Exercised	—	—
Forfeited	(157,092)	16.98
Repurchased	(91,200)	—

Outstanding - December 31, 2010	4,843,413	$9.95	7.83	$73,274
Granted	1,058,161	22.76
Cancelled	(752,808)	—
Exercised	—	—
Forfeited	(820,056)	20.37
Repurchased	(20,000)	16.02

Outstanding - December 31, 2011	4,308,710	$7.63	6.94	$68,509
Granted	2,007,851	16.30
Cancelled	—	—
Exercised	(2,390,079)	(4.36)
Expired	(190,915)	16.76
Forfeited	(415,541)	18.66
Repurchased	(37,440)	8.79

Outstanding - December 31, 2012	3,282,586	16.40	8.35	$4,377

Vested and expected to vest—December 31, 2012	3,172,698	16.38	8.33	$4,312
Exercisable - December 31, 2012	965,580	4.17	2.30	$3,194

(1)	Intrinsic value is calculated as the difference between the fair value of AVG’s ordinary shares as of the end of each reporting period and the exercise price of the option.

Additional Information Regarding Company's Share Option Outstanding

Additional information regarding the Company’s share options outstanding as of December 31, 2012 is summarized below:

	Options Outstanding
Strike Price	Number of Share Options Outstanding	Weighted-Average Remaining Life (Years)	Weighted-Average Exercise Price Per Share
$0.01 - $5.00	—	—	$—
$5.00 - $12.00	299,808	6.44	7.59
$12.00 - $20.00	2,161,382	8.77	15.15
$20.00 - $25.00	821,396	7.95	22.90

Total	3,282,586	8.35	$16.40

Option Granted

The following table summarizes the options granted in 2012 with their exercise prices, the fair value of ordinary shares as of the applicable grant date, and the intrinsic value, if any:

Grant Date	Number of Options Granted	Weighted- Average Exercise Price	Ordinary Shares Fair Value Per Share at Grant Date	Intrinsic Value
January 10, 2012	226,667	$23.50	$23.50	$—
February 7, 2012	1,340,684	$16.00	$16.00	$—
April 1, 2012	29,000	$14.93	$14.93	$—
May 14, 2012	269,000	$14.15	$14.15	$—
November 2, 2012	142,500	$12.06	$12.06	$—

Summary of Weighted Average Assumptions

A summary of the weighted-average assumptions is as follows:

	Year Ended December 31,
	2010	2011	2012
Risk free interest rate	1.84%	1.54%	0.65%
Weighted-average expected lives (years)	4	4	4.1
Volatility	40.03%	40.13%	39.86%
Dividend Yield	0.00%	0.00%	0.00%

Weighted-average grant date fair value (per share)	$6.44	$6.03	$5.29
Value Granted (total)	$13,395	$6,381	$10,622
Number granted in year	2,079,666	1,058,161	2,007,851

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Income Before Income Tax

The Company’s components of income before income taxes are as follows:

	Year Ended December 31,
	2010	2011	2012
Domestic	$(10,351)	$36,764	$37,071
Foreign	77,657	14,408	19,887

	$67,306	$51,172	$56,958

Components of Income Tax Provision (Benefit)

The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2010	2011	2012
Current:
Domestic	$—	$3,358	$(361)
Foreign	12,296	3,599	9,336

Total current provision	$12,296	$6,957	$8,975
Deferred:
Domestic	(1,430)	(50,646)	8,701
Foreign	(1,472)	(5,571)	(6,535)

Total deferred provision (benefit)	$(2,902)	$(56,217)	$2,166

Income tax provision (benefit)	$9,394	$(49,260)	$11,141

Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate To (Benefit) Provision for Income Taxes

Reconciliation of income tax computed at the Netherlands statutory tax rate to the income tax provision (benefit) is as follows:

	Year Ended December 31,
	2010	2011	2012
Income tax expense at statutory rate (1)	$17,163	$12,793	$14,240
Foreign tax rate differential	(12,878)	(6,114)	(6,717)
Benefits from innovation tax regime	(21,562)	(2,721)	(5,847)
Non-deductible expenses	30,181	3,200	4,170
Valuation allowance	—	4,220	5,512
Group tax restructuring deferred tax asset	—	(58,494)	—
Other	(3,510)	(2,144)	(217)

Income tax provision (benefit)	$9,394	$(49,260)	$11,141

(1)	Statutory rate was 25.5% in 2010, 25% in 2011 and 25% in 2012.

Components of Deferred Tax Assets

Significant components of deferred tax assets are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Fixed assets and intangible assets	$46,673	$33,641
Deferred revenues	21,544	31,392
Provisions and reserves	740	1,133
Net operating loss carry forwards	15,306	23,895
Other	81	179

Gross deferred tax assets	$84,344	$90,240
Valuation allowance	(6,200)	(11,359)

Total deferred tax asset	$78,144	$78,881

Deferred tax liabilities:
Deferred revenues	—	1,806

Total deferred tax liabilities	$—	$1,806

Net deferred tax asset	$78,144	$77,075

Deferred tax asset – current portion	$18,394	$24,361
Deferred tax asset – non-current portion	59,750	53,805
Deferred tax liability – current portion	—	1,091
Deferred tax liability – non-current portion	—	—

Net deferred tax asset	$78,144	$77,075

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	Year Ended December 31,
	2010	2011	2012
Balance at January 1,	$—	$1,541	$—
Additions for tax positions taken during the current period	1,541	—	—
Reductions due to settlements with taxing authorities	—	(1,541)	—

Balance at December 31,	$1,541	$—	$—

Open Tax Years In Major Jurisdictions

The table below summarizes the open tax years in major jurisdictions as of December 31, 2012:

Jurisdiction	Open Years	Ongoing Examinations
Netherlands	2006 - 2012	N/A
Czech Republic	2010 - 2012	N/A
United Kingdom	2011, 2012	N/A
United States	2010 - 2012	N/A
Germany	2009 - 2012	N/A
France	2010 - 2012	N/A
Hong Kong	2010 - 2012	N/A
Cyprus	2011, 2012	N/A
China	2010 - 2012	N/A
Israel	2007 - 2012	N/A
Switzerland	2010 - 2012	N/A

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Earning Per Ordinary Share

The following table sets forth the computation of basic and diluted earnings per outstanding ordinary share:

	Year Ended December 31,
	2010	2011	2012
Numerator:
Net income	$57,912	$100,432	$45,817
Preferred share dividends	(7,210)	(7,208)	(753)
Distributed and undistributed earnings to participating securities	(12,676)	(27,513)	—

Net income available to ordinary shareholders - basic	$38,026	$65,711	$45,064
Preferred share dividends	—	—	753

Net income available to ordinary shareholders - diluted	$38,026	$65,711	$45,817
Denominator:
Weighted-average ordinary shares outstanding - basic	36,000,000	36,000,000	52,395,427
Potential ordinary shares	2,585,664	2,974,953	1,913,091

Weighted-average ordinary shares outstanding - diluted	38,585,664	38,974,953	54,308,518

Earnings per ordinary share - basic	$1.06	$1.83	$0.86
Earnings per ordinary share - diluted	$0.99	$1.69	$0.84

Antidilutive Securities Exclued from Computation of Earning Per Share

The following securities that could potentially dilute basic earnings per share in the future have been excluded from the above computation of earnings per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2010	2011	2012
Class D preferred shares	12,000,000	12,000,000	—
Options to purchase ordinary shares	6,250	247,313	2,710,994

Anti-dilutive shares	12,006,250	12,247,313	2,710,994

Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Revenue Recognition, Period	90 days
Cash Equivalents, Original Maturity	Three months or less
Number of operating segment	1
Leasehold Improvements
Accounting Policies [Line Items]
Property plant and equipment	The shorter of the lease term or the estimated useful life of the asset
Google
Accounting Policies [Line Items]
Revenue by major customer	44.00%	28.00%
Minimum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	2 years
Minimum | Computer Equipment
Accounting Policies [Line Items]
Property plant and equipment	2 years
Minimum | Office Furniture And Equipment
Accounting Policies [Line Items]
Property plant and equipment	2 years
Minimum | Vehicles
Accounting Policies [Line Items]
Property plant and equipment	4 years
Maximum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	5 years
Employer contributions participant annual compensation	4.00%
Maximum | Computer Equipment
Accounting Policies [Line Items]
Property plant and equipment	4 years
Maximum | Office Furniture And Equipment
Accounting Policies [Line Items]
Property plant and equipment	5 years
Maximum | Vehicles
Accounting Policies [Line Items]
Property plant and equipment	5 years
Software
Accounting Policies [Line Items]
Finite lived intangible assets useful life	5 years	2 years 6 months
Software | Minimum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	3 years
Software | Maximum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	5 years

Acquisitions - Additional Information (Detail)	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012 Maximum	Jan. 13, 2012 Open Install Inc USD ($)	Jan. 13, 2012 Open Install Inc Maximum USD ($)	Dec. 31, 2012 Open Install Inc General and Administrative Expense USD ($)	Dec. 31, 2012 Open Install Inc Research and Development Expense USD ($)	Jul. 06, 2012 Crossloop Inc USD ($)	Jul. 06, 2012 Crossloop Inc General and Administrative Expense USD ($)	Oct. 01, 2012 Avalanche USD ($)	Oct. 01, 2012 Avalanche General and Administrative Expense USD ($)	Dec. 31, 2012 Droid Security Ltd USD ($)	Dec. 31, 2011 Droid Security Ltd USD ($)	Jan. 04, 2011 Droid Security Ltd USD ($)	Dec. 31, 2011 Droid Security Ltd General and Administrative Expense USD ($)	Dec. 31, 2012 IMedix Web Technologies Limited	May 18, 2011 IMedix Web Technologies Limited USD ($)	Dec. 31, 2011 IMedix Web Technologies Limited General and Administrative Expense USD ($)	Dec. 31, 2012 IMedix Web Technologies Limited Research and Development Expense USD ($)	Dec. 31, 2011 IMedix Web Technologies Limited Research and Development Expense USD ($)	Aug. 19, 2011 Tune Up Software Gmbh USD ($)	Aug. 19, 2011 Tune Up Software Gmbh EUR (€)	Dec. 31, 2012 Tune Up Software Gmbh	Dec. 31, 2011 Tune Up Software Gmbh USD ($)	Dec. 31, 2010 Tune Up Software Gmbh USD ($)	Apr. 19, 2011 Tune Up Software Gmbh USD ($)	Dec. 31, 2011 Tune Up Software Gmbh General and Administrative Expense USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG EUR (€)	Dec. 31, 2011 AVG Distribution Switzerland AG General and Administrative Expense USD ($)	Oct. 26, 2011 Bsecure USD ($)	Dec. 31, 2011 Bsecure General and Administrative Expense USD ($)	Jun. 09, 2010 Walling Data Systems Inc USD ($)	Jun. 09, 2010 Walling Data Systems Inc Maximum USD ($)	Dec. 31, 2010 Walling Data Systems Inc General and Administrative Expense USD ($)	Dec. 31, 2012 Walling Data Systems Inc Selling and Marketing Expense USD ($)	Dec. 31, 2011 Walling Data Systems Inc Selling and Marketing Expense USD ($)	Dec. 31, 2010 Walling Data Systems Inc Selling and Marketing Expense USD ($)
Business Acquisition [Line Items]
Business acquisition, percentage of outstanding shares acquired		100.00%										100.00%			100.00%				100.00%	100.00%						100.00%	100.00%
Business acquisition, acquisition-related transaction costs				$ 468,000			$ 147,000		$ 313,000				$ 202,000			$ 309,000									$ 1,817,000			$ 70,000		$ 355,000			$ 272,000
Retention and incentive compensation arrangements, related to business acquisition			22,500,000
Retention and incentive compensation arrangements payment, profit target period		3 years
Compensation expense will be in cash		2,500,000
Compensation cash payment period		2 years
Compensation expense					2,870,000					2,461,000	1,142,000						2,697,000	1,697,000																	1,780,000	625,000
Period special bonus based certain percentage of revenues														3 years
Total value of shares to be issued which are subject to continued employment																			16,500,000	11,500,000
Vesting Period	4 years																		4 years	4 years	4 years
Revenue, Net																						1,234,000
Net Income Loss																						5,027,000
Business acquisition pro forma financial information, adjustment for amortization of acquired intangible assets																						1,800,000	1,500,000
Business acquisition pro forma financial information, adjustment for incremental share based compensation																						1,200,000	8,700,000
Business acquisition pro forma financial information, acquisition related cost																						2,700,000
Business acquisition, cost of acquired entity, purchase price		5,649,000				600,000		10,293,000				5,589,000			5,672,000									45,020,000		5,438,000	3,900,000		6,539,000		2,985,000
Business acquisition, cash settlement of pre-existing agency and distribution agreements																										3,700,000	2,600,000
Business acquisition, assumed liability to the former owner subject to continuing employment																																2,250,000
Payment to former owner of WDS as a result of change in agreement																															$ 2,405,000

Net Liabilities Assumed and Goodwill Arising (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Jan. 13, 2012 Open Install Inc USD ($)		Jul. 06, 2012 Crossloop Inc USD ($)		Oct. 01, 2012 Avalanche USD ($)		Jan. 04, 2011 Droid Security Ltd USD ($)		May 18, 2011 IMedix Web Technologies Limited USD ($)		Aug. 19, 2011 Tune Up Software Gmbh USD ($)	Aug. 19, 2011 Tune Up Software Gmbh EUR (€)	Apr. 19, 2011 Tune Up Software Gmbh USD ($)		Apr. 19, 2011 Tune Up Software Gmbh Historical USD ($)		Apr. 19, 2011 Tune Up Software Gmbh Fair Value Adjustment USD ($)		Oct. 31, 2011 AVG Distribution Switzerland AG USD ($)		Oct. 31, 2011 AVG Distribution Switzerland AG EUR (€)	Oct. 26, 2011 Bsecure USD ($)		Jun. 09, 2010 Walling Data Systems Inc USD ($)
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Net assets					$ 41	[1]			$ 672	[2]																$ 584	[3]	$ 122
Intangible assets					3,265	[4]	600	[5]	3,974	[6]	1,104	[7]	3,634	[8]			17,090	[9]	28	[9]	17,062	[9]	4,741	[10]		4,510	[11]	1,459	[12]
Deferred tax liabilities					(1,216)
Goodwill					3,559	[13]			5,647	[14]	4,782	[15]	3,300	[16]			29,195	[17]			29,195	[17]	1,295	[18]		1,445	[19]	1,404	[20]
Net assets acquired					5,649		600		10,293		5,589		5,672				45,020		(12,314)		57,334		5,438			6,539		2,985
Cash consideration paid					4,049		500		7,450		4,400		3,761				34,430	[21]					5,438			4,799
Deferred purchase consideration					1,600	[22]							1,911	[23]
Business acquisition, cost of acquired entity, purchase price					5,649		600		10,293		5,589		5,672				45,020						5,438		3,900	6,539		2,985
Cash consideration expected to be paid in earn out payments	3,395	[24]	12,835	[24]			100	[25]	2,843	[26]	1,189	[27]			10,590	7,400	10,590	[28]								1,740	[29]
Net liabilities											(297)	[30]	(1,262)	[31]			7,020		17,453		(10,433)		(598)	[32]
Cash and cash equivalents					102						525		600				2,567	[21]	2,567	[21]			669
Trade accounts receivable, net																	829		829
Inventories																	74		74
Prepaid expenses and other current assets																	1,470		826		644
Property and equipment, net					19				162								815		815
Total assets acquired																	52,040		5,139		46,901
Accounts payable																	658		658
Accrued and other liabilities																	1,854		1,854
Deferred revenues																	1,157		14,941		(13,784)					832
Deferred taxes											$ 276		$ 808				$ 3,351				$ 3,351		$ 474

[1]	Net assets included property and equipment of $19, and net working capital of $22. The cash acquired in the transaction totaled $102.
[2]	Net assets included property and equipment of $162, deferred tax assets of $644 and net working capital and other liabilities of $(134).
[3]	Net assets included deferred revenue liability of $832, deferred tax assets of $1,166 and net working capital and other assets of $250.
[4]	Intangible assets included developed technology of $3,200 and domain names of $65, which are amortized over their estimated useful lives of 5 and 8 years respectively.
[5]	Intangible assets included developed technology of $600, which is amortized over its estimated useful life of 5 years.
[6]	Intangible assets included customer list of $3,797, software of $21 and other intangible assets of $156, which are amortized over their estimated useful lives of 5, 3 and 2 years respectively.
[7]	Intangible assets included developed technology of $1,104, which is amortized over its estimated useful life of 4 years.
[8]	Intangible assets included developed technology of $2,824, customer relationships of $539 and trade-names, which were classified as indefinite-lived intangibles, of $271. Developed technology and customer relationships are amortized over their estimated useful lives of 5 years and 3 years, respectively.
[9]	Intangible assets included developed technology of $6,252, customer relationships of $1,378, brand and domain names of $9,432 and other intangibles of $28. Developed technology, customer relationships, brand and domain names and other intangibles are amortized over their estimated useful lives of 4 years, 5 years, 8 years and 4 years, respectively.
[10]	Intangible assets included developed technology of $625, customer relationships of $4,099 and brand and domain names of $17, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.
[11]	Intangible assets included developed technology of $4,000, customer relationships of $490 and brand and domain names of $20, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.
[12]	Intangible assets included customer relationships of $1,273, as well as developed technology of $186, which are amortized over their estimated useful lives of 2-14 years and 1.5 years, respectively.
[13]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of OpenInstall technology with the Company's existing solutions.
[14]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Avalanche distribution network.
[15]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Droid software with the Company's existing solutions.
[16]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of iMedix software with the Company's existing solutions.
[17]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of TuneUp software with the Company's existing solutions.
[18]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of AVG DACH distribution network.
[19]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Bsecure technology with the Company's existing solutions.
[20]	Goodwill is tax deductible. The goodwill amount resulted primarily from the Company's expectation of synergies from the integration of WDS distribution network and certain intangible assets that do not meet the criteria for separate recognition.
[21]	Included in cash consideration paid is €5 million ($7.1 million) paid by AVG Technologies CY (a wholly owned subsidiary of AVG Technologies N.V.) in exchange for the internally developed intellectual property of TuneUp, which was received by TuneUp on August 17, 2011, prior to the closing of the acquisition. This has been adjusted from the cash and cash equivalents at acquisition of TuneUp along with a dividend payment of €3.5 million ($5.0 million) paid to the founders of TuneUp which was paid using the funds received from AVG Technologies CY immediately prior to acquisition.
[22]	The purchase consideration was deferred for a period up to 12 months after the acquisition date and was paid during the financial year 2012.
[23]	The purchase consideration was deferred for the period of 12 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders. During financial year 2012, the Company paid $1,900 of deferred purchase consideration.
[24]	The fair values of the contingent purchase consideration liabilities were determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.
[25]	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions.
[26]	If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value of the performance earn-out is $2,843.
[27]	Earn out payments are capped at $5,300 and are primarily based on the number of users of Droid software in the period from acquisition to December 31, 2013. A portion of earn out payments with a fair value of $1,189 was classified as contingent consideration, with the remaining portion classified as compensation expense. During financial years 2011 and 2012, the Company paid in earn out payments classified as contingent consideration $738 and $546, respectively. In addition the Company recorded compensation expense of $1,142 and $2,461, respectively. The increase in 2012 compared to 2011 is a consequence of reassessed expected number of users, which resulted in the recognition of an additional compensation expense of $2,080 in 2012.
[28]	Contingent cash consideration up to €10.0 million ($14.4 million), which, on the date of acquisition, was estimated to have a fair value by the Company at €7.4 million ($10.6 million), was contingent based on the EBITDA value achieved and revenues generated from sales of TuneUp during financial year 2011. A payment of €7.5 million ($9.2 million) was made during the financial year 2012.
[29]	The earn out payments with a fair value of $1,740 are dependent upon achievement of certain milestones and were classified as contingent consideration. A payment of $2,000 was made during the financial year 2012.
[30]	Net liabilities included deferred tax liability of $276 and net working capital and other liabilities of $21. The cash acquired in the transaction totaled $525.
[31]	Net liabilities included a deferred tax liability of $808 and net working capital and other liabilities of $454. The cash acquired in the transaction amounted to $600.
[32]	Net liabilities included deferred tax liability of $474 and net working capital and other liabilities of $124. The cash acquired in the transaction totaled $669.

Net Liabilities Assumed and Goodwill Arising (Parenthetical) (Detail)	12 Months Ended																1 Months Ended				1 Months Ended			1 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended						1 Months Ended											1 Months Ended			12 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2012 Developed Technology	Dec. 31, 2011 Developed Technology	Dec. 31, 2012 Customer Relationships	Dec. 31, 2011 Customer Relationships	Dec. 31, 2012 Software	Dec. 31, 2011 Software	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Software	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Software	Jan. 13, 2012 Open Install Inc USD ($)	Jan. 13, 2012 Open Install Inc Internet Domain Names USD ($)	Jan. 13, 2012 Open Install Inc Developed Technology USD ($)	Jul. 06, 2012 Crossloop Inc USD ($)		Jul. 06, 2012 Crossloop Inc Developed Technology USD ($)	Oct. 01, 2012 Avalanche USD ($)		Oct. 01, 2012 Avalanche Other Intangible Assets USD ($)	Oct. 01, 2012 Avalanche Customer Lists USD ($)	Oct. 01, 2012 Avalanche Software USD ($)	Dec. 31, 2012 Droid Security Ltd USD ($)	Dec. 31, 2011 Droid Security Ltd USD ($)	Jan. 04, 2011 Droid Security Ltd USD ($)		Jan. 04, 2011 Droid Security Ltd Developed Technology USD ($)	Dec. 31, 2012 IMedix Web Technologies Limited USD ($)	May 18, 2011 IMedix Web Technologies Limited USD ($)	May 18, 2011 IMedix Web Technologies Limited Developed Technology USD ($)	May 18, 2011 IMedix Web Technologies Limited Customer Relationships USD ($)	May 18, 2011 IMedix Web Technologies Limited Indefinite Lived Trade Names USD ($)	Aug. 17, 2011 Tune Up Software Gmbh USD ($)	Aug. 17, 2011 Tune Up Software Gmbh EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh USD ($)	Aug. 19, 2011 Tune Up Software Gmbh EUR (€)	Apr. 19, 2011 Tune Up Software Gmbh USD ($)		Aug. 17, 2011 Tune Up Software Gmbh Intellectual Property USD ($)	Aug. 17, 2011 Tune Up Software Gmbh Intellectual Property EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh Developed Technology USD ($)	Aug. 19, 2011 Tune Up Software Gmbh Customer Relationships USD ($)	Aug. 19, 2011 Tune Up Software Gmbh Brand and Domain Names USD ($)	Aug. 19, 2011 Tune Up Software Gmbh Other Intangible Assets USD ($)	Dec. 31, 2012 Tune Up Software Gmbh Contingent Purchase Consideration USD ($)	Dec. 31, 2012 Tune Up Software Gmbh Contingent Purchase Consideration EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh Maximum USD ($)	Aug. 19, 2011 Tune Up Software Gmbh Maximum EUR (€)	Oct. 31, 2011 AVG Distribution Switzerland AG USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG Developed Technology USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG Customer Relationships USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG Brand and Domain Names USD ($)	Dec. 31, 2012 Bsecure USD ($)	Oct. 26, 2011 Bsecure USD ($)		Oct. 26, 2011 Bsecure Developed Technology USD ($)	Oct. 26, 2011 Bsecure Customer Relationships USD ($)	Oct. 26, 2011 Bsecure Brand and Domain Names USD ($)	Jun. 09, 2010 Walling Data Systems Inc Developed Technology USD ($)	Jun. 09, 2010 Walling Data Systems Inc Customer Relationships USD ($)	Jun. 09, 2010 Walling Data Systems Inc Minimum Customer Relationships	Jun. 09, 2010 Walling Data Systems Inc Maximum Customer Relationships	Oct. 26, 2011 Earn Out Payment Bsecure USD ($)
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Business acquisition, Property, plant and equipment																$ 19,000						$ 162,000																			$ 815,000
Business Acquisition Purchase Price Allocation Net Working Capital																22,000						(134,000)
Business acquisition, purchase price allocation, cash																102,000													525,000				600,000								2,567,000	[1]											669,000
Acquired intangible assets																	65,000	3,200,000			600,000			156,000	3,797,000	21,000					1,104,000			2,824,000	539,000	271,000									6,252,000	1,378,000	9,432,000	28,000						625,000	4,099,000	17,000				4,000,000	490,000	20,000	186,000	1,273,000
Acquired finite-lived intangible asset, useful life						4 years	4 years	4 years	4 years	5 years	2 years 6 months	2 years	3 years	5 years	5 years		8 years	5 years			5 years			2 years	5 years	3 years					4 years			5 years	3 years										4 years	5 years	8 years	4 years						5 years	5 years	8 years				5 years	5 years	8 years	1 year 6 months		2 years	14 years
Business acquisition, Deferred income tax asset																						644,000																																				1,166,000
Earn out obligations																						2,250,000							5,300,000
Business acquisition contingent consideration amount at fair value	3,395,000	[2]	12,835,000	[2]															100,000	[3]		2,843,000	[4]						1,189,000	[5]									10,590,000	7,400,000	10,590,000	[6]																1,740,000	[7]								1,740,000
Business acquisition, purchase price allocation, deferred tax liabilities																													276,000				808,000								3,351,000												474,000
Business acquisition, Net working capital and other asset																													21,000				454,000																				124,000					250,000
Earn out paid																											546,000	738,000				1,900,000
Compensation expense																											2,461,000	1,142,000
Additional compensation expense																											2,080,000
Purchase consideration period																																12 months
Cash consideration paid in exchange for internally developed intellectual property																																											7,100,000	5,000,000
Dividend payment to founders of TuneUP	2,555,000		229,893,000		47,210,000																																5,000,000	3,500,000
Business acquisition contingent consideration																																																			14,400,000	10,000,000
Contingent cash consideration paid																4,049,000			500,000			7,450,000							4,400,000				3,761,000								34,430,000	[1]							9,200,000	7,500,000			5,438,000					4,799,000
Business acquisition, Deferred revenue																																									1,157,000																	832,000
Business Acquisition, contingent Consideration, Payment made																																																									$ 2,000,000

[1]	Included in cash consideration paid is €5 million ($7.1 million) paid by AVG Technologies CY (a wholly owned subsidiary of AVG Technologies N.V.) in exchange for the internally developed intellectual property of TuneUp, which was received by TuneUp on August 17, 2011, prior to the closing of the acquisition. This has been adjusted from the cash and cash equivalents at acquisition of TuneUp along with a dividend payment of €3.5 million ($5.0 million) paid to the founders of TuneUp which was paid using the funds received from AVG Technologies CY immediately prior to acquisition.
[2]	The fair values of the contingent purchase consideration liabilities were determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.
[3]	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions.
[4]	If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value of the performance earn-out is $2,843.
[5]	Earn out payments are capped at $5,300 and are primarily based on the number of users of Droid software in the period from acquisition to December 31, 2013. A portion of earn out payments with a fair value of $1,189 was classified as contingent consideration, with the remaining portion classified as compensation expense. During financial years 2011 and 2012, the Company paid in earn out payments classified as contingent consideration $738 and $546, respectively. In addition the Company recorded compensation expense of $1,142 and $2,461, respectively. The increase in 2012 compared to 2011 is a consequence of reassessed expected number of users, which resulted in the recognition of an additional compensation expense of $2,080 in 2012.
[6]	Contingent cash consideration up to €10.0 million ($14.4 million), which, on the date of acquisition, was estimated to have a fair value by the Company at €7.4 million ($10.6 million), was contingent based on the EBITDA value achieved and revenues generated from sales of TuneUp during financial year 2011. A payment of €7.5 million ($9.2 million) was made during the financial year 2012.
[7]	The earn out payments with a fair value of $1,740 are dependent upon achievement of certain milestones and were classified as contingent consideration. A payment of $2,000 was made during the financial year 2012.

Unaudited Proforma Financial Information (Detail) (Tune Up Software Gmbh, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Tune Up Software Gmbh
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net revenue	$ 281,506	$ 228,460
Pro forma net income	$ 98,277	$ 43,868

Cash and Cash Equivalents and Restricted Cash - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash Cash Equivalents Short Term Investments and Restricted Investments [Line Items]
Cash pledged as collateral to secure long term debt	$ 46,088	$ 58,622

Trade Accounts Receivable - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Line Items]
Accounts receivable pledged as collateral to secure long term debt	$ 30,633	$ 21,520

Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 1,734	$ 976	$ 332
Charged to Operating expenses	216	884	798
Amount written-off or used	(138)	(126)	(154)
Balance at end of period	$ 1,812	$ 1,734	$ 976

Reserve for Product Returns (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition, Allowances [Line Items]
Balance at beginning of period	$ 1,228	$ 715	$ 877
Charged against revenue	2,990	2,107	725
Amount written-off or used	(2,151)	(1,594)	(887)
Balance at end of period	$ 2,067	$ 1,228	$ 715

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 34,048	$ 24,624
Less: accumulated depreciation	(19,454)	(12,188)
Total property and equipment, net	14,594	12,436
Computer Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	23,015	15,053
Office Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	4,261	3,458
Vehicles
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	3,428	3,073
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 3,344	$ 3,040

Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 7,619	$ 5,348	$ 3,152
Impairment loss on office furniture and equipment, leasehold improvements and computer equipment	1,285
Property and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment with carrying value pledged as collateral to secure long term debt	$ 1,777	$ 7,162

Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 69,799	$ 55,329
Accumulated Amortization	(28,592)	(20,294)
Net Carrying Amount	40,904
Net Carrying Amount	41,207	35,035
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,600	11,697
Accumulated Amortization	(6,304)	(3,792)
Net Carrying Amount	9,296	7,905
Weighted-Average Remaining Useful Life	4 years	4 years
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,821	24,607
Accumulated Amortization	(12,133)	(10,601)
Net Carrying Amount	13,688	14,006
Weighted-Average Remaining Useful Life	4 years	4 years
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,208	9,272
Accumulated Amortization	(7,737)	(4,623)
Net Carrying Amount	10,471	4,649
Weighted-Average Remaining Useful Life	5 years	2 years 6 months
Brand and Domain Names and Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,867	9,450
Accumulated Amortization	(2,418)	(1,278)
Net Carrying Amount	7,449	8,172
Weighted-Average Remaining Useful Life	6 years 6 months	7 years 6 months
Indefinite-lived trade names and other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	303	303
Net Carrying Amount	$ 303	$ 303
Weighted-Average Remaining Useful Life	Indefinite	Indefinite

Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 11,250	$ 6,501	$ 4,444
Impairment loss on software	71
Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Pledged as collateral to secure long term debt	$ 17,928	$ 16,903

Future Amortization Expense for Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 12,036
2014	10,727
2015	8,192
2016	5,624
2017	2,492
Thereafter	1,833
Net Carrying Amount	$ 40,904

Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 71,367		$ 33,919
Acquired through acquisitions	9,206	[1]	40,017	[1]
Adjustments			1,055	[2]
Effects of foreign currency exchange	703	[3]	(3,624)	[3]
Ending Balance	$ 81,276		$ 71,367

[1]	See Note 3 for acquisitions completed in financial years 2011 and 2012.
[2]	Adjustments to goodwill are related to contingent consideration related to 2007 acquisitions paid in 2011.
[3]	There were no accumulated goodwill impairment losses as of December 31, 2011 and 2012.

Goodwill - Additional Information (Detail) (Goodwill, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Goodwill [Line Items]
Pledged as collateral to secure long term debt	$ 37,357	$ 33,798

Investment In Equity Affiliate - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2010	Oct. 31, 2011 Zbang It Ltd	Oct. 26, 2010 Zbang It Ltd	Dec. 31, 2011 Zbang It Ltd	Dec. 31, 2012 Zbang It Ltd	Dec. 31, 2012 Zbang It Ltd Unsecured Debt	May 18, 2012 Zbang It Ltd Unsecured Debt	Feb. 26, 2012 Zbang It Ltd Unsecured Debt	Aug. 31, 2011 Zbang It Ltd Unsecured Debt
Investments in and Advances to Affiliates [Line Items]
Percentage of acquired interest in Zbang It Ltd.			34.35%
Payment for acquisition made in cash	$ 800		$ 800
Finite-Lived Intangible Asset, Useful Life		4 years
Option to purchase ownership interest percentage				65.65%
Option exercise date description				The period to exercise this option began on April 1, 2011
Option expiration date				Mar 31, 2013
Loan facility available							1,180	680	500
Notes receivable						1,125
Notes receivable, annual interest rate									5.00%
Loan including accrued interest						$ 1,177
Estimated Purchase price Per Share					$ 1

Changes in Investment in Equity Affiliate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Beginning Balance	$ 511	$ 753
Result from investment in equity affiliate	(511)	(242)	(46)
Ending balance		$ 511	$ 753

Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 25, 2011	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Percentage of acquired interest in Scene, LLC	15.00%
Payment made to acquire ownership interest	$ 9,750
Option description		In addition, on November 25, 2011, the Company entered into a right of first refusal and put and call agreement with Scene, pursuant to which Scene shall not enter into a change in control transaction (as defined in the agreement) without first offering the Company the right to enter into a change in control transaction with substantially the same terms and conditions as offered to a third party. The term of the right of first refusal terminated on September 30, 2012. Further, during the two month period beginning on January 1, 2013 and ending on February 28, 2013, the Company had the option to put all of its interest to Scene (put option) at a fixed price of $9,750 plus the amount of tax distributions owed to the Company. Management of the Company decided not to exercise the put option. During a three month period following the expiration of the put exercise period, Scene has the option to purchase the Company’s interest (call option) at a fixed price of $9,750 plus the amount of tax distributions owed to the Company. Additional amounts may be owed to the Company if Scene undertakes a change in control transaction during the one year period following the delivery of the call notice.
Carrying value of investment in Scene			9,750
Dividend Income		339
Marketing and promotional services, recorded under Prepaid expenses	$ 2,000

Related Party Transactions - Additional Information (Detail) (CVP1, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Consultancy service agreement effective date		Feb 1, 2011
Advisory service fee monthly payment description		19 per month plus a service success fee
Agreement termination period		2012-06
General and Administrative Expense
Related Party Transaction [Line Items]
Fee, including service success fee	$ 241	$ 539
Accrued Expenses and Other Current Liabilities
Related Party Transaction [Line Items]
Fee owed		$ 230

Debt - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 15, 2011 Credit Facility USD ($)	Dec. 31, 2012 Credit Facility USD ($)	Dec. 31, 2011 Credit Facility Interest Expense USD ($)	Dec. 31, 2012 Term Loan USD ($)	Feb. 02, 2011 Revolving Credit Facility USD ($)	May 05, 2008 Revolving Credit Facility Y	Dec. 31, 2010 Revolving Credit Facility USD ($)	Dec. 31, 2010 Revolving Credit Facility CZK
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 235,000			$ 100,000			$ 1,300	25,000
Credit facility interest rate description			The Credit Facility bears interest at an adjusted LIBOR rate plus 6.0% with a LIBOR floor of 1.5%. Interest on the loan is payable in arrears.						PRIBOR plus a margin	PRIBOR plus a margin
Credit facility interest rate, above LIBOR rate			6.00%
Credit facility interest rate, floor rate			1.50%
Net cash proceeds from credit facility				223,754
Payment for debt issuance cost		7,004		11,246
Fees paid to lenders					423
Credit facility termination date				Mar 15, 2016
Mandatory principal payments	38,137
Voluntary prepayment of principal amount	96,000
Additional amortization due to voluntary prepayments made	3,496
Revolving credit facility contractual period								5
Credit facility expiration date								2013-03
Revolving credit facility outstanding amount									1,050
Repayment of revolving credit facility							$ 1,125

Long-Term Debt Under Credit Facility (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Principal	$ 235,000	$ 235,000
Principal repaid	(134,137)
Outstanding amount	100,863	235,000
Unamortized deferred financing costs	(3,632)	(9,560)
Total debt	97,231	225,440
Less current portion	(12,226)	(41,125)
Non-current portion	$ 85,005	$ 184,315

Mandatory Principal Payments Under Credit facility (Detail) (Credit Facility, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Credit Facility
Line of Credit Facility [Line Items]
2013	$ 12,226
2014	12,226
2015	12,226
2016	64,185
Total	$ 100,863

Fair Value of Foreign Currency Contracts Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Notional U.S. Dollar Equivalent	$ 17,000		$ 20,000
Asset Fair Value	$ 40	[1]	$ 161	[1]

[1]	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.

Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Foreign currency contracts loss	$ (102)	$ (522)	$ (353)
Other Income Expense
Derivative [Line Items]
Foreign currency contracts loss	$ (102)	$ (522)	$ (353)

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Foreign currency contracts	$ 40	[1]	$ 161	[1]
Total assets measured at fair value	40		161
Liabilities:
Contingent purchase consideration liabilities	3,395	[2]	12,835	[2]
Total liabilities measured at fair value	3,395		12,835
Fair Value, Inputs, Level 2
Assets
Foreign currency contracts	40	[1]	161	[1]
Total assets measured at fair value	40		161
Fair Value, Inputs, Level 3
Liabilities:
Contingent purchase consideration liabilities	3,395	[2]	12,835	[2]
Total liabilities measured at fair value	$ 3,395		$ 12,835

[1]	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.
[2]	The fair values of the contingent purchase consideration liabilities were determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.

Summary of Changes In Value of Company's Level 3 Financial Liabilities (Detail) (Fair Value, Inputs, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - beginning of period	$ 12,835		$ 3,159		$ 6,384
Additions due to acquisitions	2,943		13,519
Change in fair value of liabilities	(130)	[1]	425	[1]	1,555	[1]
Effects of foreign currency exchange	(467)		(1,101)
Payments of contingent consideration	(11,786)		(3,167)		(4,780)
Fair value - end of period	$ 3,395		$ 12,835		$ 3,159

[1]	The change in fair value of the contingent purchase consideration liabilities, which was included in general and administrative expenses, is due to the passage of time and changes in the probability of achievement used to develop the estimate.

Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Assets fair value	$ 40	$ 161
Impairment of assets	1,285
Fair value of investment	9,750
Fair value of long term debt	100,611
Carrying value of long term debt	97,231	225,440
Subsidiaries located in Germany, Hong Kong and China
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Assets fair value
Impairment of assets	$ 1,286

Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid And Other Current Assets [Line Items]
Loan provided to equity affiliate	$ 1,177	$ 510
Income tax receivable	2,367	3,622
VAT receivable	950	912
Withholding tax receivable	1,490	550
Foreign currency contracts	40	161
Other receivables	660	608
Total other current assets	$ 6,684	$ 6,363

Accrued Compensation and Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Salary and related benefits	$ 5,724	$ 4,232
Accrued vacation	2,292	1,446
Accrued incentive payments	11,036	10,263
Severance accrual	2,523
Total accrued compensation and benefits	$ 21,575	$ 15,941

Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued legal and professional fees	$ 6,825	$ 4,707
Accrued marketing	3,405	2,552
Accrued rent and service costs	2,031	671
Accrued sale commissions, rebates and discounts	2,517	2,006
Other accrued expenses	8,594	6,425
Cash settlement payable to the former owners of TuneUp (Note 22)	3,374
Deferred purchase consideration		1,911
Contingent purchase consideration	2,041	12,606
Total accrued expenses and other current liabilities	$ 28,787	$ 30,878

Other Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred rent	$ 1,746	$ 2,238
Contingent purchase consideration	1,354	229
Cash settlement payable to the former owners of TuneUp (Note 22)	883
Non-current accrued incentive payments		812
Other	113	118
Total other non-current liabilities	$ 4,096	$ 3,397

Advertising Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising Expense	$ 35,822	$ 33,486	$ 21,033

Other Income (Expense) Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Other Income (Expense) [Line Items]
Interest income	$ 132	$ 69	$ 52
Interest on long-term debt	(15,017)	(14,310)	(23)
Amortization of financing costs and loan discount	(5,928)	(2,108)
Bank charges and other finance costs	(222)	(163)
Interest and finance costs	(21,167)	(16,581)	(23)
Foreign currency exchange transaction gains (losses), net	(2,142)	(73)	2,182
Foreign currency contract gains (losses), net	(102)	(522)	(353)
Dividend income	339
Other	1	3	(136)
Other, net	(1,904)	(592)	1,693
Total other income (expense), net	$ (22,939)	$ (17,104)	$ 1,722

Restructuring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	$ 5,146
Severance and Other Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	2,885
Property, Equipment and Intangible Assets
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	1,286
Closure and Other Contractual Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	975
Cost Of Revenues
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	57
Sales and Marketing
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	1,494
Research and Development Expense
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	1,222
General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	$ 2,373

Summary of Changes in Restructuring Related Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense	$ 3,860
Costs paid or otherwise settled	(411)
Effects of foreign currency exchange	67
Ending balance	3,516
Severance and Other Benefits
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense	2,885
Costs paid or otherwise settled	(411)
Effects of foreign currency exchange	49
Ending balance	2,523
Closure and Other Contractual Liabilities
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense	975
Effects of foreign currency exchange	18
Ending balance	$ 993

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Lease expire year	2022
Rent expense	$ 6,561	$ 4,382	$ 4,435
Business Combinations
Commitments and Contingencies Disclosure [Line Items]
Compensation expense	8,138	4,619	1,612
Business Combinations | Maximum
Commitments and Contingencies Disclosure [Line Items]
Business acquisitions future compensation expenses and contingent consideration	$ 9,559

Minimum Future Rentals On Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013	$ 6,739
2014	5,046
2015	3,636
2016	2,281
2017	1,337
Thereafter	3,234
Total minimum future lease payments	$ 22,273

Purchase Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Recorded Unconditional Purchase Obligation [Line Items]
2013	$ 351
2014	4
2015	3
2016
2017
Total minimum future purchase obligations	$ 358

Geographic and Major Customer Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Disclosure [Line Items]
Reportable segment	1

Revenue Attributed to Countries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue:
Revenues	$ 355,966		$ 272,392		$ 217,218
UNITED STATES
Revenue:
Revenues	179,893		147,521		127,966
UNITED KINGDOM
Revenue:
Revenues	56,012		44,831		33,915
Other Foreign Country
Revenue:
Revenues	$ 120,061	[1]	$ 80,040	[1]	$ 55,337	[1]

[1]	No individual country represented more than 10% of the respective totals.

Revenue Attributed to Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Revenues	$ 355,966	$ 272,392	$ 217,218
Americas
Revenue:
Revenues	202,373	163,464	138,988
EMEA
Revenue:
Revenues	134,133	94,976	67,981
Asia Pacific
Revenue:
Revenues	$ 19,460	$ 13,952	$ 10,249

Property and Equipment, Net of Accumulated Depreciation, by Country (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-lived assets:
Property Plant And Equipment Net	$ 14,594		$ 12,436
Czech Republic
Long-lived assets:
Property Plant And Equipment Net	10,980		7,385
UNITED STATES
Long-lived assets:
Property Plant And Equipment Net	2,344		2,874
Other Foreign Country
Long-lived assets:
Property Plant And Equipment Net	$ 1,270	[1]	$ 2,177	[1]

[1]	No individual country represented more than 10% of the respective totals.

Property and Equipment, Net Of Accumulated Depreciation, by Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets:
Property Plant And Equipment Net	$ 14,594	$ 12,436
Americas
Long-lived assets:
Property Plant And Equipment Net	2,344	2,874
EMEA
Long-lived assets:
Property Plant And Equipment Net	12,087	9,462
Asia Pacific
Long-lived assets:
Property Plant And Equipment Net	$ 163	$ 100

Revenues Derived from Significant Business Partners in Percentages of Total Revenue (Detail)	12 Months Ended
	Dec. 31, 2011 Yahoo!	Dec. 31, 2010 Yahoo!	Dec. 31, 2012 Google	Dec. 31, 2011 Google
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue derived from significant business partner	6.00%	22.00%	44.00%	28.00%

Authorized, Issued and Outstanding Ordinary Shares (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Feb. 07, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Ordinary Share, Class A USD ($)	Dec. 31, 2011 Common Class C	Dec. 31, 2011 Ordinary Share, Class E USD ($)	Dec. 31, 2012 Ordinary Shares USD ($)	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2011 Series I Ordinary Share, Class B USD ($)	Dec. 31, 2011 Series II Ordinary Share, Class B USD ($)
Shareholders Equity [Line Items]
Shares Authorized	120,000,000	120,000,000	120,000,000	213,000,000	213,000,000	50,437,500	11,250,000	50,437,500	120,000,000	50,437,500	37,828,125	12,609,375
Shares Issued	54,385,951	54,385,951		36,000,000	36,000,000	16,200,000		7,200,000	54,385,951		9,316,224	3,283,776
Shares Outstanding	54,019,154	54,019,154		36,000,000	36,000,000	16,200,000		7,200,000	54,019,154		9,316,224	3,283,776
Par value	$ 722	€ 0.01		$ 476	€ 0.01	$ 212		$ 95	$ 722		$ 125	$ 44

Ordinary and Preferred Shares - Additional Information (Detail)	1 Months Ended						12 Months Ended					1 Months Ended				1 Months Ended		1 Months Ended			12 Months Ended
	Nov. 15, 2012	Aug. 24, 2012 USD ($)	Jun. 06, 2012	May 15, 2012	Feb. 07, 2012 EUR (€)	Feb. 01, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Class D preferred shares	Dec. 31, 2011 Ordinary Shares	Feb. 07, 2012 Class A, B1, B2 and E Shares	Feb. 07, 2012 Class D Preferred Shares USD ($)	Feb. 07, 2012 After Amendment EUR (€)	Feb. 07, 2012 Before adjusted EUR (€)	Feb. 01, 2012 Selling Unit Holders	Feb. 01, 2012 Selling Unit Holders Maximum	Feb. 01, 2012 IPO USD ($)	Feb. 01, 2012 Secondary Public Offering	Feb. 01, 2012 Secondary Public Offering Selling Unit Holders	Dec. 31, 2012 Initial Public Offering USD ($)
Shareholders Equity [Line Items]
Preferred Stock, Liquidation Rights							From the balance of the Company's assets after payment of all debts and the costs of the liquidation will be paid first, to the extent possible, to the holders of the preference shares outstanding (if issued), the amount due on the preference shares, increased by a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the management board, subject to the approval of the supervisory board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions, calculated over each year or part of a year of the period commencing on the first day following the period over which the last distribution on the preference shares was paid and ending on the day of the payment on the preference shares
Voting rights							Each of the ordinary shares is entitled to one vote
Preferred Stock, Participation Rights							The preference shares, if issued, would be entitled to receive annual preferential dividends of €1,000 in aggregate if the preference shares are fully paid up at the expense of the Company‘s reserves or, in other cases, of a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the management board, subject to the approval of the supervisory board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions.
Treasury stock ,shares acquired		370,925
Treasury stock , acquired value		$ 3,869,000					$ 3,869,000
Treasury stock ,reissued shares	4,128
Treasury stock , shares							366,797
Treasury stock , value							3,826,000
Shares reclassified to temporary equity										12,000,000
Ordinary shares issued upon conversion of preferred stock											12,000,000
Ordinary shares public offered																		8,000,000	4,000,000	4,000,000
Ordinary shares offering price																		$ 16
Net proceeds from public offering						52,698,000
Rights granted to underwriters to purchase ordinary shares							1										1,200,000
Right, exercise Period																30 days
Share issuance costs							8,302,000	4,703,000													11,302,000
Income tax benefit							11,141,000	(49,260,000)	9,394,000												1,703,000
Authorized capital														2,400,000	2,250,000
Authorized shares					240,000,000
Nominal value per share					€ 0.01
Authorized common stock shares					120,000,000		120,000,000	213,000,000
Authorized preferred stock shares					120,000,000		120,000,000
Conversion of class of shares into ordinary shares												36,000,000	12,000,000
Payment of dividend on preferred stock							$ 2,555,000	$ 229,893,000	$ 47,210,000				$ 2,555,000
Stock issued upon exercise of stock option			1,440	1,920	2,382,591

Components of Authorized Issued and Outstanding Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Feb. 07, 2012	Dec. 31, 2011
Preferred Stock [Line Items]
Class D preferred shares, Shares Authorized			12,000,000
Class D preferred shares, Shares Issued			12,000,000
Class D preferred shares, shares outstanding			12,000,000
Class D preferred shares, Carrying value			$ 191,954
Preferred Shares Authorized	120,000,000	120,000,000
Preferred Shares Issued
Preferred Shares Outstanding
Preferred Shares Carrying value

Share-Based Compensation Expense under 2009 Option Plan (Detail) (2009 Option Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	$ 16,183	$ 6,396	$ 6,773
Cost of Sales
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense		21	61
Selling and Marketing Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	2,036	949	2,049
Research and Development Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	1,652	1,116	1,008
General and Administrative Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	$ 12,495	$ 4,310	$ 3,655

Share-Based Compensation - Additional Information (Detail)	12 Months Ended												1 Months Ended			12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Options granted prior to 2009 Option Plan	Dec. 31, 2012 2009 Option Plan USD ($)	Dec. 31, 2011 2009 Option Plan USD ($)	Dec. 31, 2010 2009 Option Plan USD ($)	Dec. 31, 2012 General and Administrative Expense 2009 Option Plan USD ($)	Dec. 31, 2011 General and Administrative Expense 2009 Option Plan USD ($)	Dec. 31, 2010 General and Administrative Expense 2009 Option Plan USD ($)	Dec. 20, 2012 Tune Up Software Gmbh USD ($)	Dec. 20, 2012 Tune Up Software Gmbh EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh	Dec. 31, 2012 Tune Up Software Gmbh USD ($)	Dec. 31, 2011 Tune Up Software Gmbh USD ($)	Dec. 31, 2012 Tune Up Software Gmbh EUR (€)	Dec. 20, 2012 Tune Up Software Gmbh Due in January 2013 EUR (€)	Dec. 20, 2012 Tune Up Software Gmbh Due in April 2013 EUR (€)	Dec. 20, 2012 Tune Up Software Gmbh Due in April 2014 EUR (€)	Dec. 31, 2012 Tune Up Software Gmbh Equity-settlement	Dec. 31, 2012 Tune Up Software Gmbh Share Based Right to Receive Cash Payments Awards	Dec. 31, 2012 Tune Up Software Gmbh General and Administrative Expense USD ($)	Dec. 31, 2011 Tune Up Software Gmbh General and Administrative Expense USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment award options, vesting period				1 year	4 years	2 years	4 years								4 years	4 years
Option conversion rate	1
Option available for future grant							8,159,948
Share based compensation by share based payment award options granted contractual life							10 years
Share based compensation arrangement by share based payment award, vesting right							Options generally vest over a period of four years, whereby 25% of the options vest on the first anniversary of the start date and the remaining options vest thereafter quarterly, in equal portions during the remaining vesting period, generally the following 12 quarters.
Unvested Share Option Not Yet Recognized	$ 5,371,000
Share Based Compensation Relating to Unvested Shares recognition Period	1 year 9 months 4 days
Stock Option Repurchased	919,000	186,000	770,000
Percentage of share based compensation accounted for settlement																						50.00%	50.00%
Value of shares issuable for acquisition																		1,400,000
Number of shares issuable for acquisition																169,911
Share Based Compensation Expense							16,183,000	6,396,000	6,773,000	12,495,000	4,310,000	3,655,000												9,543,000	3,124,000
Compensation liability																	1,562,000
Adjustment to additional paid in capital, share based compensation from acquisition																8,410,000	1,562,000
Liability in relation to share based compensation accounted for cash settlement													5,700,000	4,300,000		4,257,000			2,100,000	1,100,000	1,100,000
Share Based Compensation expense	16,183,000	6,396,000	6,773,000										2,900,000	2,200,000
Additional compensation expense																								2,864,000
Share Based Compensation relating to unvested Shares																$ 2,400,000

Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Jun. 06, 2012	May 15, 2012	Feb. 07, 2012	Dec. 31, 2012 2009 Option Plan		Dec. 31, 2011 2009 Option Plan		Dec. 31, 2010 2009 Option Plan		Dec. 31, 2009 2009 Option Plan
Number of Share Options
Outstanding at beginning of period				4,308,710		4,843,413		3,012,039
Granted				2,007,851		1,058,161		2,079,666
Cancelled						(752,808)
Exercised	(1,440)	(1,920)	(2,382,591)	(2,390,079)
Expired				(190,915)
Forfeited				(415,541)		(820,056)		(157,092)
Repurchased				(37,440)		(20,000)		(91,200)
Outstanding at end of period				3,282,586		4,308,710		4,843,413		3,012,039
Vested and Expected to Vest at the end of period				3,172,698
Exercisable at the end of period				965,580
Weighted- Average Exercise
Outstanding at beginning of period				$ 7.63		$ 9.95		$ 3.43
Granted				$ 16.3		$ 22.76		$ 20.26
Cancelled
Cancelled
Exercised				$ (4.36)
Expired				$ 16.76
Forfeited				$ 18.66		$ 20.37		$ 16.98
Repurchased				$ 8.79		$ 16.02
Outstanding at end of period				$ 16.4		$ 7.63		$ 9.95		$ 3.43
Vested and Expected to Vest at the end of period				$ 16.38
Exercisable at the end of period				$ 4.17
Weighted Average Remaining Contractual Term (Years)
Outstanding at beginning of period				8 years 4 months 6 days		6 years 11 months 9 days		7 years 9 months 29 days		7 years 7 months 17 days
Vested and Expected to Vest at the end of period				8 years 3 months 29 days
Exercisable at the end of period				2 years 3 months 18 days
Aggregate Intrinsic
Outstanding at beginning of period				$ 68,509	[1]	$ 73,274	[1]	$ 39,947	[1]
Outstanding at end of period				4,377	[1]	68,509	[1]	73,274	[1]	39,947	[1]
Vested and Expected to Vest at the end of period				4,312	[1]
Exercisable at the end of period				$ 3,194	[1]

[1]	Intrinsic value is calculated as the difference between the fair value of AVG's ordinary shares as of the end of each reporting period and the exercise price of the option.

Additional Information Regarding Share Option Outstanding (Detail) (2009 Option Plan, USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	3,282,586
Option Outstanding weighted-Average Remaining Life (Years)	8 years 4 months 6 days
Weighted-Average Exercise Price Per Share	$ 16.4
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 0.01
Strike price, maximum	$ 5
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 5
Strike price, maximum	$ 12
Number of Options Outstanding	299,808
Option Outstanding weighted-Average Remaining Life (Years)	6 years 5 months 9 days
Weighted-Average Exercise Price Per Share	$ 7.59
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 12
Strike price, maximum	$ 20
Number of Options Outstanding	2,161,382
Option Outstanding weighted-Average Remaining Life (Years)	8 years 9 months 7 days
Weighted-Average Exercise Price Per Share	$ 15.15
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 20
Strike price, maximum	$ 25
Number of Options Outstanding	821,396
Option Outstanding weighted-Average Remaining Life (Years)	7 years 11 months 12 days
Weighted-Average Exercise Price Per Share	$ 22.9

Summary of Options Granted in Twenty Twelve with Their Exercise Prices, Fair Value of Ordinary Shares as of Applicable Grant date, and Intrinsic Value (Detail) (2009 Option Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Granted	2,007,851	1,058,161	2,079,666
Weighted- Average Exercise Price	$ 16.3	$ 22.76	$ 20.26
Ordinary Shares Fair Value Per Share at Grant Date	$ 5.29	$ 6.03	$ 6.44
January 10, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Grant Date	Jan 10, 2012
Number of Options Granted	226,667
Weighted- Average Exercise Price	$ 23.5
Ordinary Shares Fair Value Per Share at Grant Date	$ 23.5
Intrinsic Value
February 7, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Grant Date	Feb 7, 2012
Number of Options Granted	1,340,684
Weighted- Average Exercise Price	$ 16
Ordinary Shares Fair Value Per Share at Grant Date	$ 16
Intrinsic Value
April 1, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Grant Date	Apr 1, 2012
Number of Options Granted	29,000
Weighted- Average Exercise Price	$ 14.93
Ordinary Shares Fair Value Per Share at Grant Date	$ 14.93
Intrinsic Value
May 14, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Grant Date	May 14, 2012
Number of Options Granted	269,000
Weighted- Average Exercise Price	$ 14.15
Ordinary Shares Fair Value Per Share at Grant Date	$ 14.15
Intrinsic Value
November 2, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Grant Date	Nov 2, 2012
Number of Options Granted	142,500
Weighted- Average Exercise Price	$ 12.06
Ordinary Shares Fair Value Per Share at Grant Date	$ 12.06
Intrinsic Value

Summary of Weighted-Average Assumptions (Detail) (2009 Option Plan, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2009 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.65%	1.54%	1.84%
Weighted-average expected lives (years)	4 years 1 month 6 days	4 years	4 years
Volatility	39.86%	40.13%	40.03%
Dividend Yield	0.00%	0.00%	0.00%
Weighted-average grant date fair value (per share)	$ 5.29	$ 6.03	$ 6.44
Value Granted (total)	$ 10,622	$ 6,381	$ 13,395
Number granted in year	2,007,851	1,058,161	2,079,666

Components of Income Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
Domestic	$ 37,071	$ 36,764	$ (10,351)
Foreign	19,887	14,408	77,657
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 56,958	$ 51,172	$ 67,306

Components of the Income Tax Provision (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Domestic	$ (361)	$ 3,358
Foreign	9,336	3,599	12,296
Total current provision	8,975	6,957	12,296
Deferred:
Domestic	8,701	(50,646)	(1,430)
Foreign	(6,535)	(5,571)	(1,472)
Total deferred provision (benefit)	2,166	(56,217)	(2,902)
Income tax provision (benefit)	$ 11,141	$ (49,260)	$ 9,394

Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate To (Benefit) Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Income tax expense at statutory rate	$ 14,240	[1]	$ 12,793	[1]	$ 17,163	[1]
Foreign tax rate differential	(6,717)		(6,114)		(12,878)
Benefits from innovation tax regime	(5,847)		(2,721)		(21,562)
Non-deductible expenses	4,170		3,200		30,181
Valuation allowance	5,512		4,220
Group tax restructuring deferred tax asset			(58,494)
Other	(217)		(2,144)		(3,510)
Income tax provision (benefit)	$ 11,141		$ (49,260)		$ 9,394

[1]	Statutory rate was 25.5% in 2010, 25% in 2011 and 25% in 2012.

Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate To (Benefit) Provision for Income Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Effective statutory rate	25.00%	25.00%	25.50%

Components of Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Fixed assets and intangible assets	$ 33,641	$ 46,673
Deferred revenues	31,392	21,544
Provisions and reserves	1,133	740
Net operating loss carry forwards	23,895	15,306
Other	179	81
Gross deferred tax assets	90,240	84,344
Valuation allowance	(11,359)	(6,200)
Total deferred tax asset	78,881	78,144
Deferred tax liabilities:
Deferred revenues	1,806
Total deferred tax liabilities	1,806
Net deferred tax asset	77,075	78,144
Deferred tax asset - current portion	24,361	18,394
Deferred tax asset - non-current portion	53,805	59,750
Deferred tax liability - current portion	1,091
Deferred tax liability - non-current portion
Net deferred tax asset	$ 77,075	$ 78,144

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Examination [Line Items]
Amount of increase in valuation allowance	$ 5,159	$ 5,464
Net operating loss carry forward to offset future taxable income	95,176
Amount of net operating loss carry forward that will expire	73,133
Expiration period of operating loss carry forward	Between 2015 and 2031
Gross unrecognized tax benefits	0	0	1,541
Recognized tax benefits due to settlement uncertain tax position		638
Accrued for interest and penalties	$ 0

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Income Tax Contingency [Line Items]
Beginning balance	$ 1,541		$ 0
Additions for tax positions taken during the current period		1,541
Reductions due to settlements with taxing authorities	(1,541)
Ending balance	$ 0	$ 1,541	$ 0

Open Tax Years In Major Jurisdictions (Detail)	12 Months Ended
Dec. 31, 2012
NETHERLANDS | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2006
NETHERLANDS | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Czech Republic | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Czech Republic | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
UNITED KINGDOM | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
UNITED KINGDOM | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
UNITED STATES | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
UNITED STATES | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
GERMANY | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2009
GERMANY | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
FRANCE | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
FRANCE | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
HONG KONG | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
HONG KONG | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
CYPRUS | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
CYPRUS | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
CHINA | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
CHINA | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
ISRAEL | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2007
ISRAEL | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Switzerland | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Switzerland | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012

Computation of Basic and Diluted Earning Per Ordinary Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation Of Earnings Per Share Line Items
Net income	$ 45,817	$ 100,432	$ 57,912
Preferred share dividends	(753)	(7,208)	(7,210)
Distributed and undistributed earnings to participating securities		(27,513)	(12,676)
Net income available to ordinary shareholders - basic	45,064	65,711	38,026
Preferred share dividends	753
Net income available to ordinary shareholders - diluted	$ 45,817	$ 65,711	$ 38,026
Weighted-average ordinary shares outstanding - basic	52,395,427	36,000,000	36,000,000
Potential ordinary shares	1,913,091	2,974,953	2,585,664
Weighted-average ordinary shares outstanding - diluted	54,308,518	38,974,953	38,585,664
Earnings per ordinary share - basic	$ 0.86	$ 1.83	$ 1.06
Earnings per ordinary share - diluted	$ 0.84	$ 1.69	$ 0.99

Antidilutive Securities Excluded from Computation of Earning Per Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	2,710,994	12,247,313	12,006,250
Class D preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares		12,000,000	12,000,000
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	2,710,994	247,313	6,250

Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended				1 Months Ended
	Dec. 31, 2012 CYPRUS If the proposed increased corporate income tax rate of 12.5%	Feb. 28, 2013 Subsequent Event	Mar. 31, 2013 Subsequent Event CYPRUS Before Rate Change	Mar. 31, 2013 Subsequent Event CYPRUS After Rate Change	Jan. 28, 2013 Subsequent Event AVG Netherlands B.V.	Mar. 31, 2013 Subsequent Event Zbang It Ltd
Subsequent Event [Line Items]
Asset purchase agreement					$ 3.2	$ 1.4
Percentage of interest to be acquired in Scene, LLC		15.00%
Investment carrying value, under call option		9.75
Call option expiration date		May 30, 2013
Amount of loan repayment collected						1.2
Corporate income tax			10.00%	12.50%
Current tax payable that would have been increased if the proposed corporate income tax rate increase	$ 0.7